United States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-07736

Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.
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Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 4.8%
AmeriCredit Automobile Receivables Trust 2016-1, 3.5900%, 2/8/22	$1,953,000	$1,960,040
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	1,341,000	1,340,940
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 3 Month + 1.2400%, 3.6740%, 7/27/48 (144A)‡	845,416	845,382
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	8,353,620	8,230,611
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 3 Month + 1.2400%, 3.7630%, 4/25/48 (144A)‡	1,271,999	1,272,389
Atrium IX, ICE LIBOR USD 3 Month + 1.2400%, 3.5514%, 5/28/30 (144A)‡	1,937,100	1,940,141
Bain Capital Credit CLO 2018-1,
ICE LIBOR USD 3 Month + 0.9600%, 3.3216%, 4/23/31 (144A)‡	4,261,000	4,243,061
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
ICE LIBOR USD 3 Month + 1.2400%, 3.6521%, 3/10/37 (144A)‡	2,123,000	2,079,251
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 5.5000%, 4.3765%, 12/15/31 (144A)‡	896,955	875,680
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 4.0000%, 5.0048%, 12/15/31 (144A)‡	198,000	196,656
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.8804%, 3/15/37 (144A)‡	10,423,000	10,416,476
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	2,528,000	2,574,573
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.3675%, 4/20/31 (144A)‡	2,736,000	2,730,131
BHMS 2018-ATLS, ICE LIBOR USD 1 Month + 1.2500%, 3.4084%, 7/15/35 (144A)‡	2,881,000	2,883,893
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,101,954
Caesars Palace Las Vegas Trust 2017-VICI C, 4.1384%, 10/15/34 (144A)	1,621,000	1,625,337
Caesars Palace Las Vegas Trust 2017-VICI D,
ICE LIBOR USD 3 Month + 1.2400%, 4.4991%, 10/15/34 (144A)‡	1,690,000	1,692,063
Caesars Palace Las Vegas Trust 2017-VICI E,
ICE LIBOR USD 3 Month + 1.2400%, 4.4991%, 10/15/34 (144A)‡	2,298,000	2,256,094
Carlyle Global Market Strategies CLO 2014-2R Ltd,
ICE LIBOR USD 3 Month + 1.0500%, 3.3638%, 5/15/31 (144A)‡	4,100,000	4,086,814
Carlyle Global Market Strategies CLO 2016-1 Ltd,
ICE LIBOR USD 3 Month + 1.4500%, 4.9000%, 4/20/27 (144A)‡	1,918,000	1,917,964
Carlyle Global Market Strategies CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 3.8500%, 7/15/27 (144A)‡	1,431,000	1,430,984
Carlyle US CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.0752%, 4/20/31 (144A)‡	5,123,000	5,108,133
CIFC Funding 2013-IV Ltd,
ICE LIBOR USD 3 Month + 1.0600%, 3.1463%, 4/27/31 (144A)‡	1,630,784	1,622,929
CIFC Funding 2018-I Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.1572%, 4/18/31 (144A)‡	1,833,000	1,822,172
CIFC Funding 2018-II Ltd,
ICE LIBOR USD 3 Month + 1.0400%, 3.0929%, 4/20/31 (144A)‡	3,197,000	3,188,362
Credit Acceptance Auto Loan Trust 2018-2, 3.4700%, 5/17/27 (144A)	1,769,000	1,767,657
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	1,172,000	1,169,478
Credit Acceptance Auto Loan Trust 2018-2, 4.1600%, 9/15/27 (144A)	576,000	576,033
CSMLT 2015-2 Trust,
ICE LIBOR USD 3 Month + 1.2400%, 3.5000%, 8/25/45 (144A)‡	1,574,863	1,555,423
Drive Auto Receivables Trust 2017-1, 3.8400%, 3/15/23	283,000	284,110
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	1,638,000	1,654,330
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 3.3092%, 4/15/31 (144A)‡	2,511,000	2,494,033
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.0613%, 4/15/31 (144A)‡	1,550,000	1,546,365
Dryden 64 CLO Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.1895%, 4/18/31 (144A)‡	3,614,000	3,609,374
Evergreen Credit Card Trust, 2.9500%, 3/15/23 (144A)	966,000	959,050
Exeter Automobile Receivables Trust 2018-2, 3.6900%, 3/15/23 (144A)	1,280,000	1,276,915
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.6000%, 4.8158%, 5/25/24‡	1,329,002	1,413,657
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.2158%, 7/25/24‡	5,722,047	6,134,679
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 6.2158%, 5/25/25‡	821,862	903,848
Fannie Mae REMICS, 3.0000%, 5/25/48	4,004,553	3,825,828
Flagship Credit Auto Trust 2016-3, 2.7200%, 7/15/22 (144A)	1,250,000	1,237,675
Flatiron CLO 18 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.4174%, 4/17/31 (144A)‡	1,972,000	1,958,391
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 6.7158%, 2/25/24‡	3,803,000	4,396,542

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 5.8158%, 4/25/24‡	$2,253,620	$2,504,169
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	379,000	373,434
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
ICE LIBOR USD 3 Month + 1.2400%, 4.1426%, 10/5/31 (144A)‡	579,000	569,319
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 E,
ICE LIBOR USD 3 Month + 1.2400%, 5.8281%, 11/15/43 (144A)‡	1,037,000	1,027,728
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
ICE LIBOR USD 3 Month + 1.2400%, 3.7417%, 9/5/32 (144A)‡	1,231,000	1,213,705
JP Morgan Mortgage Trust 2018-8,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 1/25/49 (144A)‡	902,358	890,832
LCM XIV LP, ICE LIBOR USD 3 Month + 1.0400%, 3.4398%, 7/20/31 (144A)‡	1,146,158	1,144,130
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.3675%, 4/20/31 (144A)‡	4,820,000	4,812,380
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 3.0158%, 11/25/50 (144A)‡,§	3,920,000	3,908,342
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 3.2158%, 11/25/50 (144A)‡,§	772,000	770,149
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.3192%, 4/15/31 (144A)‡	4,853,000	4,841,416
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.3453%, 7/25/31 (144A)‡	2,642,130	2,639,160
New Residential Mortgage Loan Trust 2017-3,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 4/25/57 (144A)‡	1,573,985	1,580,855
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 3 Month + 1.2400%, 4.5000%, 2/25/58 (144A)‡	1,426,375	1,453,482
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.3092%, 4/15/31 (144A)‡	4,883,000	4,858,033
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	571,552
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	566,000	565,389
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	650,000	648,908
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	876,000	867,919
PFS Financing Corp, 2.4000%, 10/17/22 (144A)	1,081,000	1,060,915
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	1,406,000	1,407,524
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	2,408,000	2,415,404
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	3,056,000	3,076,016
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	4,050,000	3,974,566
Sequoia Mortgage Trust 2018-7 A19,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 9/25/48 (144A)‡	943,007	933,409
Sequoia Mortgage Trust 2018-7 A4,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 9/25/48 (144A)‡	1,184,261	1,186,678
Sequoia Mortgage Trust 2018-CH2,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 6/25/48 (144A)‡	3,726,997	3,752,001
Sequoia Mortgage Trust 2018-CH3,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 8/25/48 (144A)‡	1,744,840	1,753,667
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.6514%, 4/18/31 (144A)‡	2,594,000	2,594,329
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 2.5000%, 4.6584%, 11/15/27 (144A)‡	746,000	739,482
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 3.2500%, 5.4084%, 11/15/27 (144A)‡	2,291,000	2,221,374
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 6.3084%, 11/15/27 (144A)‡	206,294	196,075
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 2.9159%, 9/24/19 (144A)‡	5,910,000	5,910,000
Towd Point Mortgage Trust 2015-3,
ICE LIBOR USD 3 Month + 1.2400%, 3.5000%, 3/25/54 (144A)‡	89,022	88,865
Towd Point Mortgage Trust 2018-3,
ICE LIBOR USD 3 Month + 1.2400%, 3.7500%, 5/25/58 (144A)‡	1,137,500	1,137,915
Towd Point Mortgage Trust 2018-4,
ICE LIBOR USD 3 Month + 1.2400%, 3.0000%, 6/25/58 (144A)‡	2,089,555	2,027,395
Verizon Owner Trust 2016-2, 2.3600%, 5/20/21 (144A)	1,724,000	1,697,432
Voya CLO 2015-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 4.8300%, 7/23/27 (144A)‡	478,000	477,990
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.2931%, 4/19/31 (144A)‡	5,283,000	5,246,579
Voya CLO 2018-2 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.3740%, 7/15/31 (144A)‡	4,499,224	4,481,812
Wachovia Bank Commercial Mortgage Trust Series 2007-C30,
ICE LIBOR USD 3 Month + 1.2400%, 5.4130%, 12/15/43‡	613,893	616,771
Wachovia Bank Commercial Mortgage Trust Series 2007-C34,
ICE LIBOR USD 3 Month + 1.2400%, 6.3433%, 5/15/46‡	443,232	450,700
Westlake Automobile Receivables Trust 2018-1, 2.9200%, 5/15/23 (144A)	199,000	197,209
Westlake Automobile Receivables Trust 2018-1, 3.4100%, 5/15/23 (144A)	198,000	196,445
Westlake Automobile Receivables Trust 2018-2, 3.2000%, 1/16/24 (144A)	459,000	458,380

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Westlake Automobile Receivables Trust 2018-2, 3.5000%, 1/16/24 (144A)	$791,000	$790,035
WinWater Mortgage Loan Trust 2015-5,
ICE LIBOR USD 3 Month + 1.2400%, 3.5000%, 8/20/45 (144A)‡	4,638,616	4,604,736
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $193,793,555)		193,140,024
Bank Loans and Mezzanine Loans – 1.4%
Basic Industry – 0.1%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.1361%, 6/1/24‡	5,800,244	5,809,467
Capital Goods – 0.1%
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 4.9922%, 2/5/23‡	3,798,015	3,813,967
Communications – 0.1%
Mission Broadcasting Inc,
ICE LIBOR USD 3 Month + 2.5000%, 4.6038%, 1/17/24‡	222,864	223,769
Nexstar Broadcasting Inc,
ICE LIBOR USD 3 Month + 2.5000%, 4.6038%, 1/17/24‡	1,588,646	1,595,096
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.2422%, 1/19/21‡	203,895	204,368
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.4922%, 1/19/24‡	1,881,066	1,888,929
		3,912,162
Consumer Cyclical – 0.4%
Golden Nugget Inc/NV, ICE LIBOR USD 3 Month + 2.7500%, 4.8567%, 10/4/23‡	2,393,081	2,401,241
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 3.9658%, 10/25/23‡	4,698,005	4,718,770
KFC Holding Co, ICE LIBOR USD 3 Month + 1.7500%, 3.9147%, 4/3/25‡	5,934,487	5,938,226
Wyndham Hotels & Resorts Inc,
ICE LIBOR USD 3 Month + 1.7500%, 3.9922%, 5/30/25‡	1,099,000	1,101,978
		14,160,215
Consumer Non-Cyclical – 0.4%
Aramark Services Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.0844%, 3/28/24‡	2,030,030	2,032,568
Bausch Health Cos Inc, ICE LIBOR USD 3 Month + 1.2400%, 5.1038%, 6/2/25‡	154,050	154,779
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.0000%, 7/2/25‡	5,925,821	5,992,486
IQVIA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.3861%, 3/7/24‡	417,794	418,943
Moffett Towers Phase II,
ICE LIBOR USD 1 Month + 2.8000%, 4.9590%, 6/15/21‡,§	4,906,832	4,877,688
Post Holdings Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.2200%, 5/24/24‡	596,450	596,343
		14,072,807
Electric – 0.2%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.1361%, 6/30/23‡	3,785,364	3,788,544
Vistra Operations Co LLC, ICE LIBOR USD 3 Month + 2.0000%, 0%, 8/4/23(a),‡	4,047,000	4,050,683
		7,839,227
Technology – 0.1%
CommScope Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.2422%, 12/29/22‡	1,320,366	1,325,317
Microchip Technology Inc,
ICE LIBOR USD 3 Month + 2.0000%, 4.2500%, 5/29/25‡	3,360,240	3,360,946
SS&C European Holdings Sarl,
ICE LIBOR USD 3 Month + 2.2500%, 4.4922%, 4/16/25‡	136,668	136,754
SS&C Technologies Inc, ICE LIBOR USD 3 Month + 2.2500%, 4.4922%, 4/16/25‡	358,352	358,577
		5,181,594
Total Bank Loans and Mezzanine Loans (cost $54,728,547)		54,789,439
Corporate Bonds – 11.4%
Banking – 1.4%
Ally Financial Inc, 3.2500%, 11/5/18	1,451,000	1,450,420
Ally Financial Inc, 8.0000%, 12/31/18	840,000	848,400
Bank of America Corp, 2.5030%, 10/21/22	9,737,000	9,321,938
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.6631%, 5/1/20‡	9,922,000	9,938,330
Citizens Financial Group Inc, 3.7500%, 7/1/24	860,000	824,569
Citizens Financial Group Inc, 4.3500%, 8/1/25	613,000	604,899
Citizens Financial Group Inc, 4.3000%, 12/3/25	3,423,000	3,373,557
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	1,593,367
Goldman Sachs Capital I, 6.3450%, 2/15/34	3,650,000	4,232,909
JPMorgan Chase & Co, 2.2950%, 8/15/21	3,646,000	3,544,412
JPMorgan Chase & Co, 3.6250%, 12/1/27	2,316,000	2,182,922
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.6749%, 4/26/21‡	6,660,000	6,666,026
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3500%, 3.0860%, 4/26/21‡	3,060,000	3,051,640
Morgan Stanley, 3.9500%, 4/23/27	2,009,000	1,927,109
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.3900%, 2.7289%, 4/30/21‡	3,903,000	3,916,588
SVB Financial Group, 5.3750%, 9/15/20	2,640,000	2,735,089
		56,212,175
Basic Industry – 0.8%
Anglo American Capital PLC, 4.1250%, 9/27/22 (144A)	580,000	579,718
CF Industries Inc, 4.5000%, 12/1/26 (144A)	1,481,000	1,470,374

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
CF Industries Inc, 5.3750%, 3/15/44	$2,531,000	$2,347,503
Freeport-McMoRan Inc, 3.1000%, 3/15/20	869,000	859,224
Freeport-McMoRan Inc, 3.5500%, 3/1/22	3,612,000	3,512,670
Freeport-McMoRan Inc, 3.8750%, 3/15/23	1,329,000	1,285,701
Freeport-McMoRan Inc, 4.5500%, 11/14/24	1,744,000	1,691,680
Freeport-McMoRan Inc, 5.4500%, 3/15/43	3,441,000	3,122,708
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	4,380,000	4,320,045
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	2,291,000	2,267,600
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,275,500
Steel Dynamics Inc, 4.1250%, 9/15/25	2,303,000	2,205,583
Steel Dynamics Inc, 5.0000%, 12/15/26	1,069,000	1,063,655
Teck Resources Ltd, 4.5000%, 1/15/21	237,000	239,370
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	2,256,000	2,466,372
Teck Resources Ltd, 6.2500%, 7/15/41	576,000	604,800
		30,312,503
Brokerage – 0.5%
Cboe Global Markets Inc, 3.6500%, 1/12/27	2,983,000	2,855,913
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.6319%, 5/21/21‡	3,535,000	3,542,729
Charles Schwab Corp, 3.2500%, 5/21/21	1,096,000	1,096,059
Charles Schwab Corp, 3.0000%, 3/10/25	958,000	916,750
E*TRADE Financial Corp, 2.9500%, 8/24/22	2,980,000	2,881,433
E*TRADE Financial Corp, 3.8000%, 8/24/27	3,547,000	3,369,618
E*TRADE Financial Corp, 4.5000%, 6/20/28	1,361,000	1,361,135
Raymond James Financial Inc, 5.6250%, 4/1/24	1,553,000	1,675,276
Raymond James Financial Inc, 3.6250%, 9/15/26	1,535,000	1,467,181
Raymond James Financial Inc, 4.9500%, 7/15/46	2,715,000	2,754,660
		21,920,754
Capital Goods – 0.8%
Arconic Inc, 5.8700%, 2/23/22	482,000	503,690
Ball Corp, 4.3750%, 12/15/20	2,079,000	2,104,988
HD Supply Inc, 5.7500%, 4/15/24 (144A)Ç	5,814,000	6,111,968
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	5,403,000	5,589,295
Martin Marietta Materials Inc, 4.2500%, 7/2/24	1,507,000	1,515,604
Masonite International Corp, 5.6250%, 3/15/23 (144A)	809,000	827,203
Northrop Grumman Corp, 2.5500%, 10/15/22	3,415,000	3,289,900
Owens Corning, 4.2000%, 12/1/24	1,402,000	1,388,178
Owens Corning, 3.4000%, 8/15/26	676,000	619,642
United Technologies Corp, 3.9500%, 8/16/25	1,666,000	1,655,427
United Technologies Corp, 4.6250%, 11/16/48	1,201,000	1,201,076
Vulcan Materials Co, 4.5000%, 4/1/25	2,871,000	2,877,039
Wabtec Corp, 4.1500%, 3/15/24	997,000	987,939
Wabtec Corp, 4.7000%, 9/15/28	2,276,000	2,232,774
		30,904,723
Communications – 1.6%
AT&T Inc, 4.1000%, 2/15/28 (144A)	3,395,000	3,290,203
AT&T Inc, 5.2500%, 3/1/37	865,000	861,060
AT&T Inc, 4.7500%, 5/15/46	6,089,000	5,554,515
AT&T Inc, 5.1500%, 11/15/46 (144A)	2,001,000	1,910,090
AT&T Inc, 4.5000%, 3/9/48	2,575,000	2,243,209
BellSouth LLC, 4.3330%, 4/26/19 (144A)	6,806,000	6,857,045
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	2,235,000	2,248,969
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.9080%, 7/23/25	3,600,000	3,653,836
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.3750%, 5/1/47	2,022,000	1,927,509
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.7500%, 4/1/48	2,131,000	2,129,684
Comcast Corp, 3.1500%, 3/1/26	3,455,000	3,260,634
Crown Castle International Corp, 5.2500%, 1/15/23	1,967,000	2,061,413
Crown Castle International Corp, 3.2000%, 9/1/24	1,991,000	1,893,546
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	1,257,000	1,200,435
T-Mobile USA Inc, 6.3750%, 3/1/25	290,000	302,122
UBM PLC, 5.7500%, 11/3/20 (144A)	3,003,000	3,045,627
Unitymedia GmbH, 6.1250%, 1/15/25 (144A)	2,953,000	3,100,650
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH,
5.0000%, 1/15/25 (144A)	3,147,000	3,195,432
Verizon Communications Inc, 2.6250%, 8/15/26	4,963,000	4,497,558
Verizon Communications Inc, 4.3290%, 9/21/28 (144A)	5,213,000	5,242,751
Verizon Communications Inc, 4.8620%, 8/21/46	1,185,000	1,185,199
Viacom Inc, 5.8500%, 9/1/43	3,769,000	3,981,404
Warner Media LLC, 3.6000%, 7/15/25	1,905,000	1,824,632
		65,467,523

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – 0.8%
DR Horton Inc, 3.7500%, 3/1/19	$2,043,000	$2,045,565
Ford Motor Co, 4.3460%, 12/8/26	2,361,000	2,223,052
Ford Motor Credit Co LLC, 4.6870%, 6/9/25	2,382,000	2,325,435
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	515,000	490,516
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	1,681,000	1,502,941
General Motors Co, 5.0000%, 10/1/28	4,535,000	4,476,453
General Motors Financial Co Inc, 4.3500%, 1/17/27	1,380,000	1,317,868
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,475,000	1,518,660
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	2,588,000	2,630,029
MDC Holdings Inc, 5.5000%, 1/15/24	2,249,000	2,243,378
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	1,317,000	1,349,925
MGM Resorts International, 6.7500%, 10/1/20	3,750,000	3,942,188
MGM Resorts International, 6.6250%, 12/15/21	1,515,000	1,605,143
MGM Resorts International, 7.7500%, 3/15/22	544,000	596,376
MGM Resorts International, 6.0000%, 3/15/23	272,000	281,520
Toll Brothers Finance Corp, 4.0000%, 12/31/18	832,000	831,334
Toll Brothers Finance Corp, 5.8750%, 2/15/22	763,000	799,243
Toll Brothers Finance Corp, 4.3750%, 4/15/23	428,000	424,255
Wyndham Destinations Inc, 4.1500%, 4/1/24	1,689,000	1,638,330
Wyndham Destinations Inc, 5.1000%, 10/1/25	870,000	867,825
Wyndham Destinations Inc, 4.5000%, 4/1/27	971,000	915,168
		34,025,204
Consumer Non-Cyclical – 1.2%
Becton Dickinson and Co, 2.8940%, 6/6/22	1,499,000	1,457,177
Campbell Soup Co, 3.9500%, 3/15/25	1,915,000	1,850,828
Campbell Soup Co, 4.1500%, 3/15/28	2,853,000	2,715,803
Campbell Soup Co, 4.8000%, 3/15/48	6,665,000	6,043,023
CVS Health Corp, 4.7500%, 12/1/22	1,192,000	1,234,394
CVS Health Corp, 4.1000%, 3/25/25	4,076,000	4,063,338
CVS Health Corp, 4.3000%, 3/25/28	5,657,000	5,601,172
CVS Health Corp, 5.0500%, 3/25/48	1,998,000	2,041,249
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	565,000	565,511
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	1,436,000	1,439,928
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	1,339,000	1,358,763
HCA Inc, 5.3750%, 9/1/26	2,259,000	2,286,108
HCA Inc, 5.6250%, 9/1/28	6,739,000	6,772,695
Sysco Corp, 2.5000%, 7/15/21	629,000	614,214
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	309,000	286,897
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	1,794,000	1,597,149
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24	2,670,000	2,710,710
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	1,494,000	1,243,241
Wm Wrigley Jr Co, 2.4000%, 10/21/18 (144A)	3,916,000	3,915,654
		47,797,854
Electric – 0.3%
Duke Energy Corp, 1.8000%, 9/1/21	930,000	888,761
Duke Energy Corp, 2.4000%, 8/15/22	1,306,000	1,249,238
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	437,000	428,260
NRG Energy Inc, 7.2500%, 5/15/26	3,525,000	3,835,799
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	2,553,000	2,644,572
Southern Co, 2.9500%, 7/1/23	1,972,000	1,893,899
		10,940,529
Energy – 1.5%
Cheniere Corpus Christi Holdings LLC, 5.1250%, 6/30/27	3,655,000	3,668,706
Cheniere Energy Partners LP, 5.6250%, 10/1/26 (144A)	3,872,000	3,899,878
Continental Resources Inc/OK, 5.0000%, 9/15/22	4,439,000	4,503,366
Continental Resources Inc/OK, 4.5000%, 4/15/23	3,628,000	3,690,996
Enbridge Energy Partners LP, 5.8750%, 10/15/25	1,476,000	1,624,618
Energy Transfer Equity LP, 4.2500%, 3/15/23	1,660,000	1,649,625
Energy Transfer Equity LP, 5.8750%, 1/15/24	1,589,000	1,672,423
Energy Transfer Equity LP, 5.5000%, 6/1/27	1,185,000	1,229,793
Energy Transfer Partners LP, 4.9500%, 6/15/28	1,736,000	1,766,438
Energy Transfer Partners LP, 6.1250%, 12/15/45	1,005,000	1,070,478
Energy Transfer Partners LP, 6.0000%, 6/15/48	3,756,000	3,998,789
EnLink Midstream Partners LP, 4.1500%, 6/1/25	3,370,000	3,194,373
EnLink Midstream Partners LP, 4.8500%, 7/15/26	4,488,000	4,349,630
EQT Midstream Partners LP, 4.7500%, 7/15/23	302,000	306,160
EQT Midstream Partners LP, 4.0000%, 8/1/24	1,027,000	980,121
EQT Midstream Partners LP, 5.5000%, 7/15/28	4,405,000	4,516,570
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	1,292,000	1,342,176
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	133,000	140,563
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	300,000	297,217
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	842,000	888,747
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	562,000	572,319

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	$565,000	$578,191
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	2,724,000	2,744,430
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	972,000	967,140
NuStar Logistics LP, 5.6250%, 4/28/27	1,764,000	1,744,155
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	4,020,000	4,060,546
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	1,194,000	1,192,257
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27	1,353,000	1,389,070
Western Gas Partners LP, 4.7500%, 8/15/28	597,000	583,482
Western Gas Partners LP, 5.5000%, 8/15/48	727,000	684,220
		59,306,477
Financial Institutions – 0.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,938,000	2,980,493
Kennedy-Wilson Inc, 5.8750%, 4/1/24	3,499,000	3,446,515
		6,427,008
Insurance – 0.6%
Aetna Inc, 2.8000%, 6/15/23	1,262,000	1,209,044
Centene Corp, 4.7500%, 5/15/22	180,000	181,710
Centene Corp, 6.1250%, 2/15/24	2,096,000	2,206,040
Centene Corp, 4.7500%, 1/15/25	2,030,000	2,024,925
Centene Corp, 5.3750%, 6/1/26 (144A)	5,442,000	5,578,050
Halfmoon Parent Inc, 3.4000%, 9/17/21 (144A)	600,000	597,738
Halfmoon Parent Inc, 3.7500%, 7/15/23 (144A)	2,442,000	2,432,709
Halfmoon Parent Inc, 4.1250%, 11/15/25 (144A)	1,728,000	1,722,473
Halfmoon Parent Inc, 4.3750%, 10/15/28 (144A)	2,642,000	2,632,824
WellCare Health Plans Inc, 5.2500%, 4/1/25	1,680,000	1,707,300
WellCare Health Plans Inc, 5.3750%, 8/15/26 (144A)	2,544,000	2,588,520
		22,881,333
Natural Gas – 0.1%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.8392%, 1/15/21‡	2,469,000	2,469,626
Owned No Guarantee – 0.1%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	1,306,000	1,304,457
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	1,247,000	1,243,493
Syngenta Finance NV, 4.4410%, 4/24/23 (144A)	266,000	264,332
Syngenta Finance NV, 4.8920%, 4/24/25 (144A)	555,000	544,570
		3,356,852
Real Estate Investment Trusts (REITs) – 0.3%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	1,345,000	1,332,777
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	3,664,000	3,760,132
Reckson Operating Partnership LP, 7.7500%, 3/15/20	3,885,000	4,102,830
Senior Housing Properties Trust, 6.7500%, 4/15/20	825,000	848,494
Senior Housing Properties Trust, 6.7500%, 12/15/21	916,000	974,959
		11,019,192
Technology – 1.2%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24	737,000	714,738
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	2,858,000	2,654,126
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	4,412,000	4,161,005
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.5000%, 1/15/28	624,000	566,670
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	7,346,000	7,823,095
First Data Corp, 7.0000%, 12/1/23 (144A)	2,960,000	3,082,100
Marvell Technology Group Ltd, 4.2000%, 6/22/23	1,361,000	1,353,978
Marvell Technology Group Ltd, 4.8750%, 6/22/28	1,541,000	1,548,221
Microchip Technology Inc, 3.9220%, 6/1/21 (144A)	1,476,000	1,467,250
Total System Services Inc, 3.8000%, 4/1/21	1,546,000	1,551,239
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,280,130
Trimble Inc, 4.7500%, 12/1/24	5,123,000	5,186,292
Trimble Inc, 4.9000%, 6/15/28	7,351,000	7,389,155
Verisk Analytics Inc, 4.8750%, 1/15/19	1,718,000	1,726,997
Verisk Analytics Inc, 5.8000%, 5/1/21	2,947,000	3,100,917
Verisk Analytics Inc, 4.1250%, 9/12/22	1,671,000	1,690,579
Verisk Analytics Inc, 5.5000%, 6/15/45	1,948,000	1,965,969
		49,262,461
Total Corporate Bonds (cost $455,148,794)		452,304,214
Mortgage-Backed Securities – 8.9%
Fannie Mae Pool:
6.0000%, 2/1/37	107,742	119,547
3.5000%, 10/1/42	1,370,563	1,359,357
4.5000%, 11/1/42	446,821	464,987
3.5000%, 12/1/42	3,202,731	3,160,746
3.0000%, 2/1/43	110,435	106,543
3.5000%, 2/1/43	3,193,473	3,151,606
3.5000%, 2/1/43	783,578	773,306
3.5000%, 4/1/43	7,071,055	6,978,353
3.0000%, 5/1/43	411,278	396,765

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 11/1/43	$4,379,811	$4,322,395
3.5000%, 4/1/44	1,547,209	1,534,311
5.0000%, 7/1/44	103,087	110,541
4.5000%, 10/1/44	1,022,872	1,070,042
3.5000%, 2/1/45	3,211,335	3,169,196
3.5000%, 2/1/45	1,191,367	1,175,729
4.5000%, 3/1/45	1,706,600	1,785,040
4.5000%, 6/1/45	1,014,057	1,053,336
3.0000%, 10/1/45	849,340	813,598
3.0000%, 10/1/45	535,432	512,900
3.5000%, 12/1/45	1,004,372	994,735
3.0000%, 1/1/46	223,081	213,881
4.5000%, 2/1/46	2,641,563	2,748,259
3.0000%, 3/1/46	7,347,122	7,041,670
3.0000%, 3/1/46	4,945,637	4,740,026
3.5000%, 5/1/46	675,814	667,614
3.5000%, 7/1/46	3,382,569	3,341,528
3.5000%, 7/1/46	1,855,266	1,832,373
3.5000%, 8/1/46	1,076,686	1,063,182
4.0000%, 10/1/46	123,250	124,901
3.0000%, 11/1/46	1,697,777	1,626,404
3.0000%, 11/1/46	525,683	504,041
3.0000%, 11/1/46	501,274	480,628
3.5000%, 12/1/46	342,867	338,460
4.5000%, 12/1/46	1,034,861	1,073,083
3.0000%, 2/1/47	4,642,993	4,483,804
3.0000%, 3/1/47	3,493,359	3,349,518
4.0000%, 5/1/47	702,479	710,118
4.5000%, 5/1/47	347,338	362,167
4.5000%, 5/1/47	286,228	297,474
4.5000%, 5/1/47	283,791	295,063
4.5000%, 5/1/47	209,305	218,375
4.5000%, 5/1/47	199,494	207,332
4.5000%, 5/1/47	168,508	175,674
4.5000%, 5/1/47	98,309	102,223
4.5000%, 5/1/47	71,171	74,143
4.5000%, 5/1/47	64,732	67,432
4.0000%, 6/1/47	365,900	370,750
4.0000%, 6/1/47	180,911	182,771
4.0000%, 6/1/47	173,898	176,205
4.0000%, 6/1/47	82,061	82,959
4.5000%, 6/1/47	1,259,067	1,308,534
4.5000%, 6/1/47	123,932	129,107
4.0000%, 7/1/47	313,277	317,436
4.0000%, 7/1/47	286,545	290,349
4.0000%, 7/1/47	135,998	137,804
4.0000%, 7/1/47	87,857	89,023
4.5000%, 7/1/47	916,870	952,893
4.5000%, 7/1/47	807,678	839,411
4.5000%, 7/1/47	784,360	815,177
3.5000%, 8/1/47	1,557,964	1,536,241
3.5000%, 8/1/47	958,268	944,560
4.0000%, 8/1/47	1,788,345	1,806,765
4.0000%, 8/1/47	544,825	552,059
4.0000%, 8/1/47	332,190	336,601
4.0000%, 8/1/47	146,123	147,625
4.5000%, 8/1/47	1,096,847	1,139,942
4.5000%, 8/1/47	214,877	223,320
4.0000%, 9/1/47	172,859	175,154
4.5000%, 9/1/47	1,093,634	1,136,603
4.5000%, 9/1/47	729,180	757,830
4.5000%, 9/1/47	253,031	262,973
3.5000%, 10/1/47	4,159,967	4,096,818
4.0000%, 10/1/47	824,327	835,271
4.0000%, 10/1/47	701,006	710,313
4.0000%, 10/1/47	646,775	655,362
4.0000%, 10/1/47	441,305	447,164
4.0000%, 10/1/47	377,237	382,246
4.5000%, 10/1/47	172,400	179,174
4.5000%, 10/1/47	79,571	82,698
4.0000%, 11/1/47	1,965,013	1,987,729
4.0000%, 11/1/47	1,143,192	1,155,645
4.0000%, 11/1/47	939,069	951,537
4.0000%, 11/1/47	368,468	373,361

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 11/1/47	$854,254	$887,819
3.5000%, 12/1/47	4,310,247	4,245,058
3.5000%, 12/1/47	1,691,543	1,669,361
3.5000%, 12/1/47	1,155,266	1,139,050
4.0000%, 12/1/47	2,239,904	2,264,305
3.5000%, 1/1/48	1,707,298	1,684,441
3.5000%, 1/1/48	1,241,263	1,225,722
4.0000%, 1/1/48	6,053,292	6,131,475
4.0000%, 1/1/48	4,294,258	4,340,987
4.0000%, 1/1/48	4,256,158	4,312,670
4.0000%, 1/1/48	493,983	501,351
3.5000%, 3/1/48	742,806	733,506
4.0000%, 3/1/48	1,795,503	1,819,483
4.0000%, 3/1/48	435,843	442,337
4.5000%, 3/1/48	1,461,702	1,523,779
4.0000%, 4/1/48	937,673	951,645
4.5000%, 4/1/48	1,107,623	1,155,859
4.0000%, 5/1/48	4,546,038	4,592,697
4.0000%, 5/1/48	4,339,889	4,384,479
4.5000%, 5/1/48	899,248	936,822
4.5000%, 5/1/48	765,481	796,816
4.0000%, 6/1/48	7,506,406	7,583,453
4.0000%, 6/1/48	1,786,233	1,804,568
4.5000%, 6/1/48	852,377	885,825
4.0000%, 8/1/48	2,772,475	2,800,934
4.0000%, 9/1/48	3,110,000	3,141,924
3.5000%, 8/1/56	5,591,755	5,488,986
3.0000%, 2/1/57	4,011,331	3,802,872
		167,010,040
Freddie Mac Gold Pool:
6.0000%, 4/1/40	1,916,140	2,145,599
3.5000%, 2/1/43	1,189,970	1,177,538
3.5000%, 2/1/44	1,232,931	1,220,045
4.5000%, 5/1/44	49,636	51,876
3.5000%, 12/1/44	8,664,492	8,589,932
3.0000%, 1/1/45	1,153,426	1,110,156
4.0000%, 5/1/46	851,625	863,074
3.5000%, 7/1/46	3,539,380	3,506,065
3.5000%, 7/1/46	1,091,663	1,076,170
3.0000%, 10/1/46	4,232,051	4,055,727
3.5000%, 10/1/46	6,815,388	6,712,913
3.0000%, 12/1/46	5,024,050	4,814,628
3.5000%, 2/1/47	4,286,001	4,226,969
3.5000%, 9/1/47	6,057,447	5,965,453
3.5000%, 9/1/47	3,433,959	3,381,809
3.5000%, 9/1/47	3,332,837	3,287,515
3.5000%, 9/1/47	1,018,276	1,002,890
3.5000%, 10/1/47	3,043,739	2,997,278
3.5000%, 11/1/47	1,378,097	1,357,556
3.5000%, 12/1/47	4,653,138	4,593,466
3.5000%, 12/1/47	1,022,815	1,009,888
3.5000%, 2/1/48	1,566,105	1,543,226
3.5000%, 2/1/48	1,538,489	1,517,211
3.5000%, 3/1/48	8,926,198	8,789,054
3.5000%, 3/1/48	8,031,749	7,918,775
3.5000%, 3/1/48	1,006,178	990,719
4.0000%, 3/1/48	1,147,242	1,162,548
4.0000%, 4/1/48	6,265,195	6,329,679
4.0000%, 4/1/48	1,142,814	1,157,637
4.0000%, 5/1/48	4,820,361	4,870,516
4.0000%, 5/1/48	3,045,642	3,076,989
4.0000%, 6/1/48	6,858,481	6,929,492
4.0000%, 6/1/48	1,307,608	1,321,113
4.0000%, 8/1/48	17,399,871	17,578,958
4.0000%, 8/1/48	5,870,045	5,957,439
4.5000%, 8/1/48	2,903,941	3,000,469
4.5000%, 8/1/48	1,423,400	1,470,155
		136,760,527
Ginnie Mae I Pool:
4.0000%, 1/15/45	3,854,118	3,946,940
4.5000%, 8/15/46	4,503,649	4,711,640
4.0000%, 7/15/47	2,443,253	2,485,505
4.0000%, 8/15/47	515,641	524,549
4.0000%, 11/15/47	1,033,921	1,054,916

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae I Pool – (continued)
4.0000%, 12/15/47	$1,312,060	$1,338,710
		14,062,260
Ginnie Mae II Pool:
4.5000%, 10/20/41	1,102,390	1,140,653
4.0000%, 8/20/47	398,286	407,832
4.0000%, 8/20/47	193,691	198,333
4.0000%, 8/20/47	96,253	98,561
4.5000%, 5/20/48	2,448,112	2,554,151
4.5000%, 5/20/48	585,215	610,564
5.0000%, 7/20/48	24,313,201	25,457,130
5.0000%, 9/20/48	4,937,000	5,162,439
		35,629,663
Total Mortgage-Backed Securities (cost $359,817,056)		353,462,490
United States Treasury Notes/Bonds – 12.9%
2.5000%, 5/31/20	59,459,000	59,177,963
2.5000%, 6/30/20	50,333,000	50,077,403
2.6250%, 7/31/20	42,939,000	42,799,784
2.6250%, 8/31/20	121,494,400	121,060,639
2.7500%, 5/31/23	9,686,000	9,607,301
2.2500%, 11/15/27	13,825,000	12,941,496
2.7500%, 2/15/28	3,223,000	3,143,306
2.8750%, 5/15/28	2,193,000	2,160,191
2.8750%, 8/15/28	51,151,500	50,376,235
2.2500%, 8/15/46	8,075,000	6,664,714
2.7500%, 8/15/47	823,000	753,334
2.7500%, 11/15/47	44,766,000	40,955,644
3.0000%, 2/15/48	19,399,000	18,660,929
3.1250%, 5/15/48	20,899,000	20,610,822
3.0000%, 8/15/48	75,681,000	72,792,706
Total United States Treasury Notes/Bonds (cost $514,877,069)		511,782,467
Common Stocks – 60.0%
Aerospace & Defense – 3.3%
Boeing Co	230,428	85,696,173
General Dynamics Corp	221,813	45,409,557
		131,105,730
Air Freight & Logistics – 0.5%
United Parcel Service Inc	185,754	21,686,779
Airlines – 0.3%
Delta Air Lines Inc	239,037	13,823,510
Automobiles – 0.7%
General Motors Co	844,099	28,420,813
Banks – 2.5%
Bank of America Corp	873,875	25,744,357
US Bancorp	1,410,627	74,495,212
		100,239,569
Biotechnology – 0.2%
AbbVie Inc	83,273	7,875,960
Capital Markets – 3.5%
Blackstone Group LP	656,783	25,010,297
CME Group Inc	347,054	59,072,061
Goldman Sachs Group Inc	35,106	7,872,169
Morgan Stanley	224,349	10,447,933
TD Ameritrade Holding Corp	670,034	35,397,896
		137,800,356
Chemicals – 1.5%
LyondellBasell Industries NV	599,060	61,409,641
Consumer Finance – 1.4%
American Express Co	205,641	21,898,710
Synchrony Financial	1,097,249	34,102,499
		56,001,209
Electronic Equipment, Instruments & Components – 0.4%
Corning Inc	458,160	16,173,048
Equity Real Estate Investment Trusts (REITs) – 0.9%
Crown Castle International Corp	160,051	17,818,478
MGM Growth Properties LLC	343,874	10,140,844
Outfront Media Inc	479,228	9,560,599
		37,519,921
Food & Staples Retailing – 3.3%
Costco Wholesale Corp	275,604	64,733,868
Kroger Co	786,362	22,890,998
Sysco Corp	573,072	41,977,524
		129,602,390

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food Products – 0.5%
Hershey Co	200,424	$20,443,248
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	582,399	42,724,791
Medtronic PLC	550,305	54,133,503
		96,858,294
Health Care Providers & Services – 0.8%
Aetna Inc	158,963	32,245,645
Hotels, Restaurants & Leisure – 2.6%
Hilton Worldwide Holdings Inc	143,232	11,570,281
McDonald's Corp	371,344	62,122,138
Norwegian Cruise Line Holdings Ltd*	236,473	13,580,644
Six Flags Entertainment Corp	208,060	14,526,749
		101,799,812
Household Products – 0.4%
Clorox Co	93,141	14,009,338
Industrial Conglomerates – 1.5%
3M Co	89,622	18,884,252
Honeywell International Inc	238,080	39,616,512
		58,500,764
Information Technology Services – 4.3%
Accenture PLC	279,345	47,544,519
Automatic Data Processing Inc	76,774	11,566,771
Mastercard Inc	499,527	111,199,705
		170,310,995
Insurance – 0.6%
Progressive Corp	336,170	23,881,517
Internet & Direct Marketing Retail – 0.6%
Booking Holdings Inc*	11,087	21,996,608
Internet Software & Services – 2.3%
Alphabet Inc - Class C*	76,028	90,737,137
Leisure Products – 0.5%
Hasbro Inc	199,180	20,937,802
Machinery – 1.3%
Deere & Co	130,611	19,634,752
Parker-Hannifin Corp	72,170	13,274,228
Stanley Black & Decker Inc	119,427	17,488,890
		50,397,870
Media – 1.5%
Comcast Corp	1,340,912	47,481,694
Madison Square Garden Co*	33,414	10,536,102
		58,017,796
Oil, Gas & Consumable Fuels – 1.9%
Anadarko Petroleum Corp	499,883	33,697,113
Suncor Energy Inc	590,776	22,857,123
Suncor Energy Incž	486,225	18,816,512
		75,370,748
Personal Products – 0.6%
Estee Lauder Cos Inc	170,886	24,833,154
Pharmaceuticals – 3.7%
Allergan PLC	189,769	36,147,199
Bristol-Myers Squibb Co	269,386	16,723,483
Eli Lilly & Co	372,301	39,951,620
Merck & Co Inc	769,214	54,568,041
		147,390,343
Real Estate Management & Development – 0.7%
CBRE Group Inc*	674,900	29,763,090
Road & Rail – 1.4%
CSX Corp	762,869	56,490,449
Semiconductor & Semiconductor Equipment – 1.7%
Intel Corp	957,414	45,276,108
Lam Research Corp	157,422	23,880,917
		69,157,025
Software – 5.5%
Activision Blizzard Inc	153,835	12,797,534
Adobe Systems Inc*	197,429	53,295,959
Microsoft Corp	1,195,392	136,716,983
salesforce.com Inc*	99,707	15,856,404
		218,666,880
Specialty Retail – 1.7%
Home Depot Inc	327,674	67,877,669
Technology Hardware, Storage & Peripherals – 2.1%
Apple Inc	367,252	82,903,466

Shares or Principal Amounts		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc	534,595	$45,290,888
Tobacco – 1.8%
Altria Group Inc	1,188,305	71,666,675
Total Common Stocks (cost $1,568,687,580)		2,391,206,139
Preferred Stocks – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III LP*,¢,§ (cost $50,678)	639,963	47,165
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£ (cost $20,212,508)	20,212,508	20,212,508
Total Investments (total cost $3,167,315,787) – 99.9%		3,976,944,446
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		4,950,665
Net Assets – 100%		$3,981,895,111

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,836,529,100	96.5%
Cayman Islands	68,794,683	1.7
Canada	49,859,815	1.3
Germany	6,296,082	0.2
Israel	5,837,997	0.1
United Kingdom	5,690,199	0.1
Switzerland	3,356,852	0.1
South Africa	579,718	0.0

Total	$3,976,944,446	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)		Value at 9/30/18
Investment Companies - 0.5%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$23,120	$-	$-

Investment Companies - 0.5%
Equity Funds - N/A
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(2,092)	$-	$-
Janus Henderson Asia Equity Fund - Class N Shares	-	13,082	-	-
Janus Henderson Contrarian Fund - Class N Shares	-	4,070	-	-
Janus Henderson Emerging Markets Fund - Class N Shares	-	21,790	-	-
Janus Henderson Enterprise Fund - Class N Shares	-	4,083	-	-
Janus Henderson Forty Fund - Class N Shares	-	11,315	-	-
Janus Henderson Global Real Estate Fund - Class N Shares	-	22,950	-	-
Janus Henderson Global Select Fund - Class N Shares	-	46,390	-	-
Janus Henderson International Managed Volatility Fund - Class N Shares	-	45,704	-	-
Janus Henderson International Value Fund - Class N Shares	-	33,195	-	-
Janus Henderson Large Cap Value Fund - Class N Shares	-	(927)	-	-
Janus Henderson Mid Cap Value Fund - Class N Shares	-	(13,805)	-	-
Janus Henderson Overseas Fund - Class N Shares	-	-	-	-
Janus Henderson Small Cap Value Fund - Class N Shares	-	8,267	-	-
Janus Henderson Triton Fund - Class N Shares	-	51,891	-	-
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	53,754	-	-
Janus Henderson VIT Global Research Portfolio - Institutional Shares	-	36,496	-	-
Total Equity Funds	$-	$336,163	$-	$-
Fixed Income Funds - N/A
Janus Henderson Global Bond Fund - Class N Shares	103	21,215	-	-
Janus Henderson Short-Term Bond Fund - Class N Shares	21	(7,566)	-	-
Total Fixed Income Funds	$124	$13,649	$-	$-
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	1,398,621	-	-	20,212,508
Total Affiliated Investments - 0.5%	$1,398,745	$372,932	$-	$20,212,508

(1) For securities that were affiliated for a portion of the period ended September 30, 2018, this column reflects amounts for the entire period ended September 30, 2018 and not just the period in which the security was affiliated.

Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 0.5%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	-	89,835	(89,835)	-
Equity Funds - N/A
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	-	41,832	(41,832)	-
Janus Henderson Asia Equity Fund - Class N Shares	-	7,551	(7,551)	-
Janus Henderson Contrarian Fund - Class N Shares	-	8,892	(8,892)	-
Janus Henderson Emerging Markets Fund - Class N Shares	-	24,660	(24,660)	-
Janus Henderson Enterprise Fund - Class N Shares	-	1,975	(1,975)	-

Janus Henderson Forty Fund - Class N Shares	-	3,294	(3,294)	-
Janus Henderson Global Real Estate Fund - Class N Shares	-	20,406	(20,406)	-
Janus Henderson Global Select Fund - Class N Shares	-	17,719	(17,719)	-
Janus Henderson International Managed Volatility Fund - Class N Shares	-	38,859	(38,859)	-
Janus Henderson International Value Fund - Class N Shares	-	33,315	(33,315)	-
Janus Henderson Large Cap Value Fund - Class N Shares	-	25,173	(25,173)	-
Janus Henderson Mid Cap Value Fund - Class N Shares	-	8,229	(8,229)	-
Janus Henderson Overseas Fund - Class N Shares	-	20,521	(20,521)	-
Janus Henderson Small Cap Value Fund - Class N Shares	-	9,868	(9,868)	-
Janus Henderson Triton Fund - Class N Shares	-	7,282	(7,282)	-
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	26,798	(26,798)	-
Janus Henderson VIT Global Research Portfolio - Institutional Shares	-	5,584	(5,584)	-
Fixed Income Funds - N/A
Janus Henderson Global Bond Fund - Class N Shares	-	221,693	(221,693)	-
Janus Henderson Short-Term Bond Fund - Class N Shares	-	123,531	(123,531)	-
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	99,929,079	1,093,794,429	(1,173,511,000)	20,212,508

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2018 is $267,857,231, which represents 6.7% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Schedule of Investments.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III LP	1/30/13	$50,678	$47,165	0.0%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 3.0158%, 11/25/50	11/29/17 - 3/23/18	3,920,515	3,908,342	0.1
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 3.2158%, 11/25/50	11/29/17	772,000	770,149	0.0
Moffett Towers Phase II, ICE LIBOR USD 1 Month + 2.8000%, 4.9590%, 6/15/21	6/25/18 - 9/7/18	4,886,158	4,877,688	0.1
Total		$9,629,351	$9,603,344	0.2%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$193,140,024	$-
Bank Loans and Mezzanine Loans	-	54,789,439	-
Corporate Bonds	-	452,304,214	-
Mortgage-Backed Securities	-	353,462,490	-
United States Treasury Notes/Bonds	-	511,782,467	-
Common Stocks	2,391,206,139	-	-
Preferred Stocks	-	-	47,165
Investment Companies	-	20,212,508	-
Total Assets	$2,391,206,139	$1,585,691,142	$47,165

Organization and Significant Accounting Policies

Janus Henderson VIT Balanced Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2018.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $17,195,318 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of September 30, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Portfolio may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares		Value
Common Stocks – 94.8%
Aerospace & Defense – 3.5%
Harris Corp	62,566	$10,586,793
HEICO Corp	201,420	15,207,210
Teledyne Technologies Inc*	88,061	21,722,887
		47,516,890
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	104,113	9,999,013
Auto Components – 0.4%
Visteon Corp*	61,582	5,720,968
Banks – 0.6%
SVB Financial Group*	26,896	8,360,084
Biotechnology – 2.6%
ACADIA Pharmaceuticals Inc*	169,965	3,528,473
Alkermes PLC*	98,759	4,191,332
Celgene Corp*	131,370	11,756,301
Neurocrine Biosciences Inc*	128,843	15,841,247
		35,317,353
Building Products – 0.7%
AO Smith Corp	187,700	10,017,549
Capital Markets – 4.3%
LPL Financial Holdings Inc	319,066	20,582,948
MSCI Inc	52,672	9,344,540
TD Ameritrade Holding Corp	540,679	28,564,072
		58,491,560
Commercial Services & Supplies – 3.4%
Cimpress NV*	145,113	19,823,887
Edenred	321,747	12,262,542
Ritchie Bros Auctioneers Inc	377,759	13,648,433
		45,734,862
Consumer Finance – 0.5%
Synchrony Financial	233,256	7,249,596
Containers & Packaging – 1.3%
Sealed Air Corp	444,319	17,839,408
Diversified Consumer Services – 1.7%
ServiceMaster Global Holdings Inc*	363,409	22,542,260
Electrical Equipment – 2.7%
AMETEK Inc	88,897	7,033,531
Sensata Technologies Holding PLC*	581,594	28,817,983
		35,851,514
Electronic Equipment, Instruments & Components – 6.0%
Belden Inc	126,193	9,011,442
Dolby Laboratories Inc	157,507	11,020,765
Flex Ltd*	1,103,036	14,471,832
National Instruments Corp	424,583	20,520,096
TE Connectivity Ltd	288,553	25,372,465
		80,396,600
Equity Real Estate Investment Trusts (REITs) – 3.5%
Crown Castle International Corp	207,128	23,059,560
Lamar Advertising Co	314,915	24,500,387
		47,559,947
Health Care Equipment & Supplies – 8.4%
Boston Scientific Corp*	767,941	29,565,729
Cooper Cos Inc	93,802	25,997,224
DexCom Inc*	2,649	378,913
ICU Medical Inc*	36,953	10,448,461
STERIS PLC	188,883	21,608,215
Teleflex Inc	41,526	11,049,653
Varian Medical Systems Inc*	125,912	14,093,330
		113,141,525
Health Care Technology – 1.2%
athenahealth Inc*	121,394	16,218,238
Hotels, Restaurants & Leisure – 3.4%
Aramark	297,615	12,803,397
Dunkin' Brands Group Inc	245,287	18,082,558
Norwegian Cruise Line Holdings Ltd*	254,860	14,636,610
		45,522,565
Industrial Conglomerates – 1.1%
Carlisle Cos Inc	123,208	15,006,734

Shares		Value
Common Stocks – (continued)
Information Technology Services – 8.8%
Amdocs Ltd	315,326	$20,805,209
Broadridge Financial Solutions Inc	86,991	11,478,462
Euronet Worldwide Inc*	45,657	4,575,745
Fidelity National Information Services Inc	155,893	17,003,250
Gartner Inc*	92,940	14,730,990
Global Payments Inc	173,742	22,134,731
Jack Henry & Associates Inc	4,646	743,732
WEX Inc*	138,445	27,794,218
		119,266,337
Insurance – 4.0%
Aon PLC	149,365	22,969,350
Intact Financial Corp	201,328	16,742,259
WR Berkley Corp	182,567	14,592,580
		54,304,189
Internet & Direct Marketing Retail – 0.5%
Wayfair Inc*	44,803	6,616,059
Internet Software & Services – 0.7%
GoDaddy Inc*	104,903	8,747,861
Life Sciences Tools & Services – 5.0%
IQVIA Holdings Inc*	151,914	19,709,322
PerkinElmer Inc	286,676	27,884,975
Waters Corp*	98,862	19,246,454
		66,840,751
Machinery – 2.6%
Middleby Corp*	79,613	10,297,942
Rexnord Corp*	561,124	17,282,619
Wabtec Corp	73,583	7,717,385
		35,297,946
Media – 1.1%
Liberty Media Corp-Liberty Formula One*	165,514	6,155,466
Omnicom Group Inc	131,359	8,935,039
		15,090,505
Oil, Gas & Consumable Fuels – 0.4%
World Fuel Services Corp	178,144	4,931,026
Pharmaceuticals – 0.1%
Elanco Animal Health Inc*	54,447	1,899,656
Professional Services – 4.5%
CoStar Group Inc*	53,172	22,376,904
IHS Markit Ltd*	184,414	9,950,979
Verisk Analytics Inc*	234,959	28,324,307
		60,652,190
Road & Rail – 0.9%
Old Dominion Freight Line Inc	71,430	11,518,802
Semiconductor & Semiconductor Equipment – 6.8%
KLA-Tencor Corp	152,971	15,558,680
Lam Research Corp	88,863	13,480,517
Microchip Technology Inc#	296,293	23,380,481
ON Semiconductor Corp*	980,693	18,074,172
Xilinx Inc	271,663	21,779,223
		92,273,073
Software – 9.9%
Atlassian Corp PLC*	278,687	26,792,968
Constellation Software Inc/Canada	36,314	26,708,153
Intuit Inc	38,480	8,750,352
Nice Ltd (ADR)*	246,748	28,245,244
SS&C Technologies Holdings Inc	477,363	27,128,539
Ultimate Software Group Inc*	47,946	15,447,722
		133,072,978
Specialty Retail – 0.7%
Tractor Supply Co	15,708	1,427,543
Williams-Sonoma Inc	111,577	7,332,840
		8,760,383
Textiles, Apparel & Luxury Goods – 2.2%
Carter's Inc	76,170	7,510,362
Gildan Activewear Inc	503,751	15,329,143
Lululemon Athletica Inc*	45,618	7,412,469
		30,251,974
Trading Companies & Distributors – 0.6%
Ferguson PLC	102,952	8,741,005
Total Common Stocks (cost $708,817,750)		1,280,751,401
Preferred Stocks – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
Belden Inc, 6.7500%, 7/15/19‡ (cost $1,200,000)	12,000	1,148,064

Shares		Value
Investment Companies – 5.6%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº,£	2,592,075	$2,592,075
Money Markets – 5.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£	72,674,977	72,674,977
Total Investment Companies (cost $75,267,052)		75,267,052
Total Investments (total cost $785,284,802) – 100.5%		1,357,166,517
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(7,084,702)
Net Assets – 100%		$1,350,081,815

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,198,697,757	88.3%
Canada	72,427,988	5.3
Israel	28,245,244	2.1
Australia	26,792,968	2.0
France	12,262,542	0.9
Ireland	9,999,013	0.7
United Kingdom	8,741,005	0.7

Total	$1,357,166,517	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 5.6%
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	$33,434∆	$-	$-	$2,592,075
Money Markets - 5.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	731,240	-	-	72,674,977
Total Affiliated Investments - 5.6%	$764,674	$-	$-	$75,267,052

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 5.6%
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	6,842,000	128,372,270	(132,622,195)	2,592,075
Money Markets - 5.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	61,393,542	116,561,435	(105,280,000)	72,674,977

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	10/11/18	(4,043,000)	$3,112,802	$(18,402)
Euro	10/11/18	(3,442,000)	4,023,629	24,620

				6,218
Citibank NA:
Canadian Dollar	10/11/18	(3,581,000)	2,757,798	(15,599)
Euro	10/11/18	(4,630,000)	5,411,289	32,030

				16,431
Credit Suisse International:
Canadian Dollar	10/18/18	(6,764,000)	5,126,666	(112,843)
HSBC Securities (USA), Inc.:
Canadian Dollar	11/14/18	(5,479,000)	4,197,843	(48,765)
Euro	11/14/18	(2,841,000)	3,330,402	20,062

				(28,703)
JPMorgan Chase & Co.:
Euro	10/11/18	(7,497,000)	8,763,026	52,809
Total				$(66,088)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 37,729,749

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

#	Loaned security; a portion of the security is on loan at September 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,280,751,401	$-	$-
Preferred Stocks	-	1,148,064	-
Investment Companies	-	75,267,052	-
Total Investments in Securities	$1,280,751,401	$76,415,116	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	129,521	-
Total Assets	$1,280,751,401	$76,544,637	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$195,609	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Enterprise Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $42,137,591 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 15.7%
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	$949,000	$948,958
AmeriCredit Automobile Receivables Trust 2016-1, 3.5900%, 2/8/22	1,379,000	1,383,971
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 3 Month + 1.2400%, 3.6740%, 7/27/48 (144A)‡	384,803	384,788
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	3,322,440	3,273,516
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 3 Month + 1.2400%, 3.7630%, 4/25/48 (144A)‡	592,361	592,543
Atrium IX, ICE LIBOR USD 3 Month + 1.2400%, 3.5514%, 5/28/30 (144A)‡	944,700	946,183
Bain Capital Credit CLO 2018-1,
ICE LIBOR USD 3 Month + 0.9600%, 3.3216%, 4/23/31 (144A)‡	2,163,000	2,153,894
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
ICE LIBOR USD 3 Month + 1.2400%, 3.6521%, 3/10/37 (144A)‡	1,238,000	1,212,488
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 5.5000%, 4.3765%, 12/15/31 (144A)‡	559,188	545,924
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 4.0000%, 5.0048%, 12/15/31 (144A)‡	141,000	140,043
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.8804%, 3/15/37 (144A)‡	5,083,000	5,079,819
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	1,447,000	1,473,658
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.3675%, 4/20/31 (144A)‡	1,321,000	1,318,166
BHMS 2018-ATLS, ICE LIBOR USD 1 Month + 1.2500%, 3.4084%, 7/15/35 (144A)‡	1,286,000	1,287,292
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	672,772
Caesars Palace Las Vegas Trust 2017-VICI C, 4.1384%, 10/15/34 (144A)	859,000	861,298
Caesars Palace Las Vegas Trust 2017-VICI D,
ICE LIBOR USD 3 Month + 1.2400%, 4.4991%, 10/15/34 (144A)‡	980,000	981,196
Caesars Palace Las Vegas Trust 2017-VICI E,
ICE LIBOR USD 3 Month + 1.2400%, 4.4991%, 10/15/34 (144A)‡	1,334,000	1,309,673
Carlyle Global Market Strategies CLO 2014-2R Ltd,
ICE LIBOR USD 3 Month + 1.0500%, 3.3638%, 5/15/31 (144A)‡	2,025,000	2,018,488
Carlyle Global Market Strategies CLO 2016-1 Ltd,
ICE LIBOR USD 3 Month + 1.4500%, 4.9000%, 4/20/27 (144A)‡	869,000	868,983
Carlyle Global Market Strategies CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 3.8500%, 7/15/27 (144A)‡	547,000	546,994
Carlyle US CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.0752%, 4/20/31 (144A)‡	2,614,000	2,606,414
CIFC Funding 2013-IV Ltd,
ICE LIBOR USD 3 Month + 1.0600%, 3.1463%, 4/27/31 (144A)‡	773,726	769,999
CIFC Funding 2018-I Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.1572%, 4/18/31 (144A)‡	941,000	935,442
CIFC Funding 2018-II Ltd,
ICE LIBOR USD 3 Month + 1.0400%, 3.0929%, 4/20/31 (144A)‡	1,572,000	1,567,752
Credit Acceptance Auto Loan Trust 2018-2, 3.4700%, 5/17/27 (144A)	849,000	848,355
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	563,000	561,789
Credit Acceptance Auto Loan Trust 2018-2, 4.1600%, 9/15/27 (144A)	250,000	250,015
CSMLT 2015-2 Trust,
ICE LIBOR USD 3 Month + 1.2400%, 3.5000%, 8/25/45 (144A)‡	740,053	730,917
Drive Auto Receivables Trust 2017-1, 3.8400%, 3/15/23	142,000	142,557
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	822,000	830,195
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 3.3092%, 4/15/31 (144A)‡	1,292,000	1,283,270
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.0613%, 4/15/31 (144A)‡	771,000	769,192
Dryden 64 CLO Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.1895%, 4/18/31 (144A)‡	1,913,000	1,910,551
Evergreen Credit Card Trust, 2.9500%, 3/15/23 (144A)	479,000	475,554
Exeter Automobile Receivables Trust 2018-2, 3.6900%, 3/15/23 (144A)	640,000	638,458
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.6000%, 4.8158%, 5/25/24‡	648,816	690,144
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.2158%, 7/25/24‡	3,174,611	3,403,540
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 6.2158%, 5/25/25‡	537,764	591,409
Fannie Mae REMICS, 3.0000%, 5/25/48	1,948,135	1,861,189
Flagship Credit Auto Trust 2016-3, 2.7200%, 7/15/22 (144A)	605,000	599,035
Flatiron CLO 18 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.4174%, 4/17/31 (144A)‡	1,022,000	1,014,947
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 6.7158%, 2/25/24‡	2,283,000	2,639,312

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 5.8158%, 4/25/24‡	$1,247,525	$1,386,220
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	282,000	277,859
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
ICE LIBOR USD 3 Month + 1.2400%, 4.1426%, 10/5/31 (144A)‡	433,000	425,760
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 E,
ICE LIBOR USD 3 Month + 1.2400%, 5.8281%, 11/15/43 (144A)‡	657,000	651,126
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
ICE LIBOR USD 3 Month + 1.2400%, 3.7417%, 9/5/32 (144A)‡	848,000	836,086
JP Morgan Mortgage Trust 2018-8,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 1/25/49 (144A)‡	389,564	384,588
LCM XIV LP, ICE LIBOR USD 3 Month + 1.0400%, 3.4398%, 7/20/31 (144A)‡	537,053	536,103
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.3675%, 4/20/31 (144A)‡	2,418,000	2,414,177
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 3.0158%, 11/25/50 (144A)‡,§	2,069,000	2,062,847
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 3.2158%, 11/25/50 (144A)‡,§	414,000	413,007
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.3192%, 4/15/31 (144A)‡	2,412,000	2,406,243
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.3453%, 7/25/31 (144A)‡	1,260,941	1,259,524
New Residential Mortgage Loan Trust 2017-3,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 4/25/57 (144A)‡	743,849	747,096
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 3 Month + 1.2400%, 4.5000%, 2/25/58 (144A)‡	688,952	702,045
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.3092%, 4/15/31 (144A)‡	2,502,000	2,489,207
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	254,000	254,691
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	251,728
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	486,000	485,184
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	613,000	607,345
PFS Financing Corp, 2.4000%, 10/17/22 (144A)	508,000	498,561
Prosper Marketplace Issuance Trust Series 2018-1, 3.1100%, 6/17/24 (144A)	827,550	827,549
Prosper Marketplace Issuance Trust Series 2018-1, 3.9000%, 6/17/24 (144A)	856,000	855,924
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	973,000	974,054
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	1,610,000	1,614,951
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	1,868,000	1,880,235
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	2,500,000	2,453,436
Sequoia Mortgage Trust 2018-7 A19,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 9/25/48 (144A)‡	397,055	393,014
Sequoia Mortgage Trust 2018-7 A4,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 9/25/48 (144A)‡	508,955	509,994
Sequoia Mortgage Trust 2018-CH2,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 6/25/48 (144A)‡	1,583,974	1,594,600
Sequoia Mortgage Trust 2018-CH3,
ICE LIBOR USD 3 Month + 1.2400%, 4.0000%, 8/25/48 (144A)‡	767,349	771,231
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.6514%, 4/18/31 (144A)‡	1,269,000	1,269,161
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 3.2500%, 5.4084%, 11/15/27 (144A)‡	1,460,000	1,415,629
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 6.3084%, 11/15/27 (144A)‡	114,045	108,396
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 2.9159%, 9/24/19 (144A)‡	2,541,000	2,541,000
Towd Point Mortgage Trust 2015-3,
ICE LIBOR USD 3 Month + 1.2400%, 3.5000%, 3/25/54 (144A)‡	43,289	43,213
Towd Point Mortgage Trust 2018-3,
ICE LIBOR USD 3 Month + 1.2400%, 3.7500%, 5/25/58 (144A)‡	560,618	560,823
Towd Point Mortgage Trust 2018-4,
ICE LIBOR USD 3 Month + 1.2400%, 3.0000%, 6/25/58 (144A)‡	902,016	875,183
Verizon Owner Trust 2016-2, 2.3600%, 5/20/21 (144A)	866,000	852,655
Voya CLO 2015-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 4.8300%, 7/23/27 (144A)‡	250,000	249,995
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.2931%, 4/19/31 (144A)‡	2,780,000	2,760,835
Voya CLO 2018-2 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.3740%, 7/15/31 (144A)‡	2,150,311	2,141,989
Wachovia Bank Commercial Mortgage Trust Series 2007-C30,
ICE LIBOR USD 3 Month + 1.2400%, 5.4130%, 12/15/43‡	398,443	400,310
Wachovia Bank Commercial Mortgage Trust Series 2007-C34,
ICE LIBOR USD 3 Month + 1.2400%, 6.3433%, 5/15/46‡	350,584	356,492
Westlake Automobile Receivables Trust 2018-1, 2.9200%, 5/15/23 (144A)	113,000	111,983
Westlake Automobile Receivables Trust 2018-1, 3.4100%, 5/15/23 (144A)	113,000	112,112
Westlake Automobile Receivables Trust 2018-2, 3.2000%, 1/16/24 (144A)	212,000	211,714

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Westlake Automobile Receivables Trust 2018-2, 3.5000%, 1/16/24 (144A)	$364,000	$363,556
WinWater Mortgage Loan Trust 2015-5,
ICE LIBOR USD 3 Month + 1.2400%, 3.5000%, 8/20/45 (144A)‡	2,175,529	2,159,639
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $100,944,926)		100,619,753
Bank Loans and Mezzanine Loans – 4.8%
Basic Industry – 0.5%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.1361%, 6/1/24‡	3,401,226	3,406,634
Capital Goods – 0.4%
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 4.9922%, 2/5/23‡	2,506,729	2,517,258
Communications – 0.4%
Mission Broadcasting Inc,
ICE LIBOR USD 3 Month + 2.5000%, 4.6038%, 1/17/24‡	153,082	153,703
Nexstar Broadcasting Inc,
ICE LIBOR USD 3 Month + 2.5000%, 4.6038%, 1/17/24‡	1,091,168	1,095,598
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.2422%, 1/19/21‡	139,870	140,195
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.4922%, 1/19/24‡	1,298,372	1,303,799
		2,693,295
Consumer Cyclical – 1.4%
Golden Nugget Inc/NV, ICE LIBOR USD 3 Month + 2.7500%, 4.8567%, 10/4/23‡	1,888,260	1,894,699
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 3.9658%, 10/25/23‡	3,651,219	3,667,357
KFC Holding Co, ICE LIBOR USD 3 Month + 1.7500%, 3.9147%, 4/3/25‡	2,664,405	2,666,084
Wyndham Hotels & Resorts Inc,
ICE LIBOR USD 3 Month + 1.7500%, 3.9922%, 5/30/25‡	544,000	545,474
		8,773,614
Consumer Non-Cyclical – 1.1%
Aramark Services Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.0844%, 3/28/24‡	1,377,983	1,379,706
Bausch Health Cos Inc, ICE LIBOR USD 3 Month + 1.2400%, 5.1038%, 6/2/25‡	72,150	72,491
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.0000%, 7/2/25‡	2,680,967	2,711,128
IQVIA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.3861%, 3/7/24‡	346,647	347,600
Moffett Towers Phase II,
ICE LIBOR USD 1 Month + 2.8000%, 4.9590%, 6/15/21‡,§	2,235,335	2,222,058
Post Holdings Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.2200%, 5/24/24‡	391,050	390,980
		7,123,963
Electric – 0.5%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.1361%, 6/30/23‡	1,640,038	1,641,416
Vistra Operations Co LLC, ICE LIBOR USD 3 Month + 2.0000%, 0%, 8/4/23(a),‡	1,627,000	1,628,481
		3,269,897
Technology – 0.5%
CommScope Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.2422%, 12/29/22‡	1,026,159	1,030,007
Microchip Technology Inc,
ICE LIBOR USD 3 Month + 2.0000%, 4.2500%, 5/29/25‡	1,631,448	1,631,791
SS&C European Holdings Sarl,
ICE LIBOR USD 3 Month + 2.2500%, 4.4922%, 4/16/25‡	70,902	70,947
SS&C Technologies Inc, ICE LIBOR USD 3 Month + 2.2500%, 4.4922%, 4/16/25‡	186,031	186,148
		2,918,893
Total Bank Loans and Mezzanine Loans (cost $30,673,137)		30,703,554
Corporate Bonds – 38.4%
Banking – 5.0%
Ally Financial Inc, 3.2500%, 11/5/18	929,000	928,628
Ally Financial Inc, 8.0000%, 12/31/18	491,000	495,910
Bank of America Corp, 2.5030%, 10/21/22	5,396,000	5,165,983
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.6631%, 5/1/20‡	4,791,000	4,798,885
Citizens Financial Group Inc, 3.7500%, 7/1/24	613,000	587,745
Citizens Financial Group Inc, 4.3500%, 8/1/25	427,000	421,357
Citizens Financial Group Inc, 4.3000%, 12/3/25	2,226,000	2,193,847
First Republic Bank/CA, 4.6250%, 2/13/47	1,009,000	972,600
Goldman Sachs Capital I, 6.3450%, 2/15/34	2,366,000	2,743,853
JPMorgan Chase & Co, 2.2950%, 8/15/21	2,144,000	2,084,262
JPMorgan Chase & Co, 3.6250%, 12/1/27	1,186,000	1,117,852
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.6749%, 4/26/21‡	3,226,000	3,228,919
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3500%, 3.0860%, 4/26/21‡	1,673,000	1,668,429
Morgan Stanley, 3.9500%, 4/23/27	1,094,000	1,049,406
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.3900%, 2.7289%, 4/30/21‡	1,606,000	1,611,591
SVB Financial Group, 5.3750%, 9/15/20	1,360,000	1,408,985
US Bancorp, 2.3750%, 7/22/26	2,010,000	1,819,654
		32,297,906
Basic Industry – 3.0%
Allegheny Technologies Inc, 5.9500%, 1/15/21	2,062,000	2,095,507

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Anglo American Capital PLC, 4.1250%, 9/27/22 (144A)	$312,000	$311,849
CF Industries Inc, 4.5000%, 12/1/26 (144A)	665,000	660,229
CF Industries Inc, 5.3750%, 3/15/44	1,246,000	1,155,665
Freeport-McMoRan Inc, 3.1000%, 3/15/20	590,000	583,363
Freeport-McMoRan Inc, 3.5500%, 3/1/22	1,106,000	1,075,585
Freeport-McMoRan Inc, 3.8750%, 3/15/23	523,000	505,961
Freeport-McMoRan Inc, 4.5500%, 11/14/24#	839,000	813,830
Freeport-McMoRan Inc, 5.4500%, 3/15/43	1,505,000	1,365,787
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,870,000	2,830,714
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,106,000	1,094,703
Novelis Corp, 6.2500%, 8/15/24 (144A)	780,000	795,600
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,564,000	1,587,369
Steel Dynamics Inc, 4.1250%, 9/15/25	1,493,000	1,429,846
Steel Dynamics Inc, 5.0000%, 12/15/26	697,000	693,515
Teck Resources Ltd, 4.5000%, 1/15/21	149,000	150,490
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	1,400,000	1,530,550
Teck Resources Ltd, 6.2500%, 7/15/41	250,000	262,500
		18,943,063
Brokerage – 2.0%
Cboe Global Markets Inc, 3.6500%, 1/12/27	1,805,000	1,728,100
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.6319%, 5/21/21‡	1,614,000	1,617,529
Charles Schwab Corp, 3.2500%, 5/21/21	523,000	523,028
Charles Schwab Corp, 3.0000%, 3/10/25	998,000	955,027
E*TRADE Financial Corp, 2.9500%, 8/24/22	1,801,000	1,741,430
E*TRADE Financial Corp, 3.8000%, 8/24/27	2,265,000	2,151,730
E*TRADE Financial Corp, 4.5000%, 6/20/28	614,000	614,061
Raymond James Financial Inc, 5.6250%, 4/1/24	841,000	907,217
Raymond James Financial Inc, 3.6250%, 9/15/26	993,000	949,127
Raymond James Financial Inc, 4.9500%, 7/15/46	1,675,000	1,699,468
		12,886,717
Capital Goods – 2.6%
Arconic Inc, 5.8700%, 2/23/22	265,000	276,925
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	268,000	264,516
Ball Corp, 4.3750%, 12/15/20	1,174,000	1,188,675
Eagle Materials Inc, 4.5000%, 8/1/26	132,000	131,667
HD Supply Inc, 5.7500%, 4/15/24 (144A)Ç	2,865,000	3,011,831
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	2,760,000	2,855,165
Martin Marietta Materials Inc, 4.2500%, 7/2/24	811,000	815,630
Masonite International Corp, 5.6250%, 3/15/23 (144A)	473,000	483,643
Northrop Grumman Corp, 2.5500%, 10/15/22	1,920,000	1,849,666
Owens Corning, 4.2000%, 12/1/24	862,000	853,502
Owens Corning, 3.4000%, 8/15/26	439,000	402,401
United Technologies Corp, 3.9500%, 8/16/25	720,000	715,431
United Technologies Corp, 4.6250%, 11/16/48	519,000	519,033
Vulcan Materials Co, 4.5000%, 4/1/25	1,644,000	1,647,458
Wabtec Corp, 4.1500%, 3/15/24	411,000	407,265
Wabtec Corp, 4.7000%, 9/15/28	939,000	921,166
		16,343,974
Communications – 4.6%
AT&T Inc, 4.1000%, 2/15/28 (144A)	1,015,000	983,669
AT&T Inc, 5.2500%, 3/1/37	533,000	530,572
AT&T Inc, 4.7500%, 5/15/46	2,496,000	2,276,904
AT&T Inc, 4.5000%, 3/9/48	1,056,000	919,933
BellSouth LLC, 4.3330%, 4/26/19 (144A)	3,393,000	3,418,447
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	1,318,000	1,326,237
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.9080%, 7/23/25	1,747,000	1,773,125
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.3750%, 5/1/47	829,000	790,260
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.7500%, 4/1/48	874,000	873,460
Comcast Corp, 3.1500%, 3/1/26	1,391,000	1,312,747
Crown Castle International Corp, 5.2500%, 1/15/23	1,177,000	1,233,494
Crown Castle International Corp, 3.2000%, 9/1/24	1,096,000	1,042,354
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	1,000,000	955,000
T-Mobile USA Inc, 6.3750%, 3/1/25	116,000	120,849
UBM PLC, 5.7500%, 11/3/20 (144A)	1,726,000	1,750,500
Unitymedia GmbH, 6.1250%, 1/15/25 (144A)	1,371,000	1,439,550
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH,
5.0000%, 1/15/25 (144A)	1,483,000	1,505,823

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Verizon Communications Inc, 2.6250%, 8/15/26	$2,238,000	$2,028,115
Verizon Communications Inc, 4.3290%, 9/21/28 (144A)	2,138,000	2,150,202
Verizon Communications Inc, 4.8620%, 8/21/46	666,000	666,112
Viacom Inc, 5.8500%, 9/1/43	1,551,000	1,638,407
Warner Media LLC, 3.6000%, 7/15/25	1,055,000	1,010,492
		29,746,252
Consumer Cyclical – 3.1%
DR Horton Inc, 3.7500%, 3/1/19	1,051,000	1,052,319
DR Horton Inc, 4.0000%, 2/15/20	251,000	252,508
Ford Motor Co, 4.3460%, 12/8/26	984,000	926,507
Ford Motor Credit Co LLC, 4.6870%, 6/9/25	983,000	959,657
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	212,000	201,921
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	891,000	796,621
General Motors Co, 5.0000%, 10/1/28	1,887,000	1,862,639
General Motors Financial Co Inc, 3.1000%, 1/15/19	162,000	162,127
General Motors Financial Co Inc, 4.3500%, 1/17/27	598,000	571,076
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,034,000	1,064,606
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,507,000	1,531,474
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	1,081,000	1,034,382
MDC Holdings Inc, 5.5000%, 1/15/24	1,101,000	1,098,247
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	911,000	933,775
MGM Resorts International, 6.7500%, 10/1/20	1,869,000	1,964,786
MGM Resorts International, 6.6250%, 12/15/21	783,000	829,589
MGM Resorts International, 7.7500%, 3/15/22	281,000	308,055
MGM Resorts International, 6.0000%, 3/15/23	141,000	145,935
Service Corp International/US, 5.3750%, 5/15/24	882,000	899,640
Toll Brothers Finance Corp, 4.0000%, 12/31/18	514,000	513,589
Toll Brothers Finance Corp, 5.8750%, 2/15/22	418,000	437,855
Toll Brothers Finance Corp, 4.3750%, 4/15/23	286,000	283,498
Wyndham Destinations Inc, 4.1500%, 4/1/24	839,000	813,830
Wyndham Destinations Inc, 5.1000%, 10/1/25	432,000	430,920
Wyndham Destinations Inc, 4.5000%, 4/1/27	482,000	454,285
ZF North America Capital Inc, 4.5000%, 4/29/22 (144A)	288,000	291,554
		19,821,395
Consumer Non-Cyclical – 4.1%
Becton Dickinson and Co, 2.8940%, 6/6/22	908,000	882,666
Campbell Soup Co, 3.9500%, 3/15/25	797,000	770,292
Campbell Soup Co, 4.1500%, 3/15/28#	1,224,000	1,165,140
Campbell Soup Co, 4.8000%, 3/15/48	2,810,000	2,547,771
CVS Health Corp, 4.7500%, 12/1/22	759,000	785,994
CVS Health Corp, 4.1000%, 3/25/25	2,020,000	2,013,725
CVS Health Corp, 4.3000%, 3/25/28	2,830,000	2,802,071
CVS Health Corp, 5.0500%, 3/25/48	953,000	973,629
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	244,000	244,221
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	621,000	622,699
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	579,000	587,546
HCA Inc, 5.3750%, 9/1/26	970,000	981,640
HCA Inc, 5.6250%, 9/1/28	2,894,000	2,908,470
Life Technologies Corp, 6.0000%, 3/1/20	1,195,000	1,237,948
Newell Brands Inc, 5.0000%, 11/15/23	938,000	948,400
Sysco Corp, 2.5000%, 7/15/21	396,000	386,691
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	167,000	155,054
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	945,000	841,308
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24	1,393,000	1,414,240
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	652,000	542,566
Wm Wrigley Jr Co, 2.4000%, 10/21/18 (144A)	2,134,000	2,133,811
Wm Wrigley Jr Co, 3.3750%, 10/21/20 (144A)	1,222,000	1,223,317
		26,169,199
Electric – 0.9%
Duke Energy Corp, 1.8000%, 9/1/21	658,000	628,822
Duke Energy Corp, 2.4000%, 8/15/22	813,000	777,665
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	261,000	255,780
NRG Energy Inc, 7.2500%, 5/15/26	1,530,000	1,664,900
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	1,336,000	1,383,920
Southern Co, 2.9500%, 7/1/23	1,222,000	1,173,603
		5,884,690
Energy – 4.5%
Canadian Natural Resources Ltd, 2.9500%, 1/15/23	606,000	584,207
Cenovus Energy Inc, 5.7000%, 10/15/19	39,000	39,917
Cheniere Corpus Christi Holdings LLC, 5.1250%, 6/30/27	1,663,000	1,669,236
Cheniere Energy Partners LP, 5.6250%, 10/1/26 (144A)	1,616,000	1,627,635
Continental Resources Inc/OK, 5.0000%, 9/15/22	2,091,000	2,121,319

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Continental Resources Inc/OK, 4.5000%, 4/15/23	$1,754,000	$1,784,456
DCP Midstream Operating LP, 4.7500%, 9/30/21 (144A)	267,000	271,005
Enbridge Energy Partners LP, 5.8750%, 10/15/25	873,000	960,902
Energy Transfer Equity LP, 4.2500%, 3/15/23	943,000	937,106
Energy Transfer Equity LP, 5.8750%, 1/15/24	1,015,000	1,068,288
Energy Transfer Equity LP, 5.5000%, 6/1/27	106,000	110,007
Energy Transfer Partners LP, 4.9500%, 6/15/28	806,000	820,132
Energy Transfer Partners LP, 6.1250%, 12/15/45	403,000	429,256
Energy Transfer Partners LP, 6.0000%, 6/15/48	1,633,000	1,738,557
EnLink Midstream Partners LP, 4.1500%, 6/1/25	1,450,000	1,374,433
EnLink Midstream Partners LP, 4.8500%, 7/15/26	1,934,000	1,874,373
EQT Midstream Partners LP, 4.7500%, 7/15/23	134,000	135,846
EQT Midstream Partners LP, 4.0000%, 8/1/24	458,000	437,094
EQT Midstream Partners LP, 5.5000%, 7/15/28	1,966,000	2,015,795
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	728,000	756,272
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	84,000	88,777
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	134,000	132,757
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	376,000	396,875
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	250,000	254,590
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	214,000	218,996
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	1,176,000	1,184,820
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	608,000	604,960
NuStar Logistics LP, 5.6250%, 4/28/27	1,029,000	1,017,424
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	1,928,000	1,947,446
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	533,000	532,222
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27	949,000	974,300
Western Gas Partners LP, 4.7500%, 8/15/28	257,000	251,181
Western Gas Partners LP, 5.5000%, 8/15/48	313,000	294,582
		28,654,766
Financial Institutions – 0.6%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,121,000	2,151,676
Kennedy-Wilson Inc, 5.8750%, 4/1/24	1,702,000	1,676,470
		3,828,146
Insurance – 1.7%
Aetna Inc, 2.8000%, 6/15/23	804,000	770,263
Centene Corp, 4.7500%, 5/15/22	124,000	125,178
Centene Corp, 6.1250%, 2/15/24	1,068,000	1,124,070
Centene Corp, 4.7500%, 1/15/25	1,226,000	1,222,935
Centene Corp, 5.3750%, 6/1/26 (144A)	2,457,000	2,518,425
Halfmoon Parent Inc, 3.4000%, 9/17/21 (144A)	250,000	249,058
Halfmoon Parent Inc, 3.7500%, 7/15/23 (144A)	1,019,000	1,015,123
Halfmoon Parent Inc, 4.1250%, 11/15/25 (144A)	721,000	718,694
Halfmoon Parent Inc, 4.3750%, 10/15/28 (144A)	1,102,000	1,098,173
WellCare Health Plans Inc, 5.2500%, 4/1/25	1,083,000	1,100,599
WellCare Health Plans Inc, 5.3750%, 8/15/26 (144A)	1,124,000	1,143,670
		11,086,188
Natural Gas – 0.2%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.8392%, 1/15/21‡	1,335,000	1,335,339
Owned No Guarantee – 0.3%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	636,000	635,248
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	607,000	605,293
Syngenta Finance NV, 4.4410%, 4/24/23 (144A)	200,000	198,746
Syngenta Finance NV, 4.8920%, 4/24/25 (144A)	271,000	265,907
		1,705,194
Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	439,000	435,010
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	2,162,000	2,218,724
Reckson Operating Partnership LP, 7.7500%, 3/15/20	1,681,000	1,775,253
Senior Housing Properties Trust, 6.7500%, 4/15/20	456,000	468,986
Senior Housing Properties Trust, 6.7500%, 12/15/21	533,000	567,307
		5,465,280
Technology – 4.9%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24	632,000	612,910
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	1,321,000	1,226,767
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	1,811,000	1,707,974
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.5000%, 1/15/28	256,000	232,480
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,887,000	2,906,444
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	3,064,000	3,262,995
Equinix Inc, 5.8750%, 1/15/26	57,000	58,639
Equinix Inc, 5.3750%, 5/15/27	256,000	256,425
Fidelity National Information Services Inc, 3.6250%, 10/15/20	508,000	510,748
Fidelity National Information Services Inc, 4.5000%, 10/15/22	601,000	617,765
First Data Corp, 7.0000%, 12/1/23 (144A)	1,879,000	1,956,509

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Marvell Technology Group Ltd, 4.2000%, 6/22/23	$619,000	$615,806
Marvell Technology Group Ltd, 4.8750%, 6/22/28	700,000	703,280
Microchip Technology Inc, 3.9220%, 6/1/21 (144A)	703,000	698,833
Total System Services Inc, 3.8000%, 4/1/21	963,000	966,263
Total System Services Inc, 4.8000%, 4/1/26	2,691,000	2,767,899
Trimble Inc, 4.7500%, 12/1/24	3,448,000	3,490,598
Trimble Inc, 4.9000%, 6/15/28	3,385,000	3,402,570
Verisk Analytics Inc, 4.8750%, 1/15/19	901,000	905,718
Verisk Analytics Inc, 5.8000%, 5/1/21	2,506,000	2,636,884
Verisk Analytics Inc, 4.1250%, 9/12/22	1,053,000	1,065,338
Verisk Analytics Inc, 5.5000%, 6/15/45	1,088,000	1,098,036
		31,700,881
Total Corporate Bonds (cost $247,148,379)		245,868,990
Mortgage-Backed Securities – 25.9%
Fannie Mae Pool:
	3,430,000	3,600,696
6.0000%, 2/1/37	146,981	163,086
4.5000%, 9/1/37	1,118,353	1,161,017
4.5000%, 10/1/37	564,123	585,643
4.5000%, 5/1/38	683,575	709,620
4.5000%, 7/1/38	848,818	880,117
3.5000%, 10/1/42	708,358	702,566
4.5000%, 11/1/42	354,337	368,742
3.5000%, 12/1/42	1,613,223	1,592,075
3.0000%, 2/1/43	56,688	54,690
3.5000%, 2/1/43	2,228,041	2,198,831
3.5000%, 2/1/43	411,720	406,323
3.5000%, 3/1/43	1,279,602	1,262,788
3.5000%, 4/1/43	591,733	583,975
3.0000%, 5/1/43	210,879	203,437
3.5000%, 4/1/44	807,331	800,601
5.0000%, 7/1/44	996,930	1,069,015
4.5000%, 10/1/44	715,165	748,144
3.5000%, 2/1/45	2,124,513	2,096,636
4.5000%, 3/1/45	1,193,035	1,247,870
4.5000%, 6/1/45	678,006	704,268
3.0000%, 10/1/45	387,770	371,451
3.0000%, 10/1/45	244,373	234,089
3.5000%, 12/1/45	703,861	697,108
4.5000%, 2/1/46	1,380,859	1,436,634
3.5000%, 7/1/46	1,393,413	1,376,220
4.0000%, 10/1/46	60,924	61,739
3.0000%, 11/1/46	308,752	296,041
3.0000%, 11/1/46	295,300	283,137
3.0000%, 2/1/47	2,118,716	2,046,075
4.0000%, 5/1/47	429,082	433,747
4.5000%, 5/1/47	225,923	235,569
4.5000%, 5/1/47	185,785	193,084
4.5000%, 5/1/47	185,033	192,383
4.5000%, 5/1/47	135,428	141,297
4.5000%, 5/1/47	130,677	135,811
4.5000%, 5/1/47	109,176	113,819
4.5000%, 5/1/47	63,810	66,350
4.5000%, 5/1/47	45,630	47,535
4.5000%, 5/1/47	42,577	44,354
4.0000%, 6/1/47	238,374	241,534
4.0000%, 6/1/47	117,424	118,631
4.0000%, 6/1/47	112,715	114,211
4.0000%, 6/1/47	54,267	54,861
4.5000%, 6/1/47	800,245	831,686
4.5000%, 6/1/47	80,033	83,375
4.0000%, 7/1/47	200,364	203,024
4.0000%, 7/1/47	186,571	189,048
4.0000%, 7/1/47	88,386	89,560
4.0000%, 7/1/47	56,191	56,937
4.5000%, 7/1/47	582,770	605,667
4.5000%, 7/1/47	513,139	533,300
4.5000%, 7/1/47	502,971	522,732
4.5000%, 7/1/47	151,160	157,121
3.5000%, 8/1/47	611,903	603,150
4.0000%, 8/1/47	1,043,947	1,054,700
4.0000%, 8/1/47	348,417	353,043
4.0000%, 8/1/47	213,265	216,096

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 8/1/47	$90,756	$91,688
4.5000%, 8/1/47	709,210	737,075
4.5000%, 8/1/47	179,285	186,329
4.0000%, 9/1/47	93,342	94,582
4.5000%, 9/1/47	613,670	637,782
4.5000%, 9/1/47	458,032	476,029
4.5000%, 9/1/47	415,983	432,328
3.5000%, 10/1/47	2,659,665	2,619,291
4.0000%, 10/1/47	455,446	461,492
4.0000%, 10/1/47	394,307	399,542
4.0000%, 10/1/47	379,932	384,977
4.0000%, 10/1/47	238,713	241,883
4.0000%, 10/1/47	208,810	211,583
4.5000%, 10/1/47	105,978	110,142
4.5000%, 10/1/47	48,679	50,592
4.0000%, 11/1/47	937,059	947,892
4.0000%, 11/1/47	575,104	581,369
4.0000%, 11/1/47	570,812	578,390
4.0000%, 11/1/47	177,582	179,940
4.5000%, 11/1/47	520,587	541,041
4.5000%, 11/1/47	77,206	80,251
3.5000%, 12/1/47	869,140	857,743
3.5000%, 12/1/47	181,856	179,304
4.0000%, 12/1/47	1,126,184	1,138,452
3.5000%, 1/1/48	633,238	625,309
3.5000%, 1/1/48	268,400	264,807
4.0000%, 1/1/48	2,191,561	2,220,660
4.0000%, 1/1/48	2,157,848	2,181,328
4.0000%, 1/1/48	2,097,554	2,124,645
4.0000%, 1/1/48	212,413	215,581
4.5000%, 2/1/48	128,558	132,671
4.5000%, 2/1/48	102,771	106,060
3.5000%, 3/1/48	367,918	363,311
4.0000%, 3/1/48	924,837	937,188
4.0000%, 3/1/48	187,778	190,576
4.5000%, 3/1/48	681,192	710,122
4.0000%, 4/1/48	404,467	410,494
4.5000%, 4/1/48	516,033	538,506
4.5000%, 4/1/48	231,773	239,189
4.5000%, 4/1/48	179,307	185,044
4.5000%, 4/1/48	173,840	179,403
4.5000%, 4/1/48	106,788	110,995
4.5000%, 4/1/48	85,136	87,860
4.0000%, 5/1/48	2,119,430	2,141,183
4.0000%, 5/1/48	1,778,977	1,797,255
4.5000%, 5/1/48	418,993	436,500
4.5000%, 5/1/48	356,726	371,329
4.0000%, 6/1/48	832,566	841,112
4.0000%, 6/1/48	725,339	732,784
4.5000%, 6/1/48	397,582	413,183
4.0000%, 7/1/48	4,942,518	4,993,252
4.0000%, 8/1/48	267,406	270,151
4.0000%, 9/1/48	300,000	303,079
3.5000%, 8/1/56	3,281,459	3,221,151
3.0000%, 2/1/57	2,040,697	1,934,647
		77,074,331
Freddie Mac Gold Pool:
4.5000%, 5/1/38	1,509,809	1,570,014
6.0000%, 4/1/40	234,952	263,087
3.5000%, 2/1/43	619,219	612,750
3.5000%, 2/1/44	887,943	878,663
4.5000%, 5/1/44	684,095	714,966
3.0000%, 1/1/45	851,309	819,373
4.0000%, 2/1/46	609,129	620,781
4.0000%, 5/1/46	422,782	428,466
3.5000%, 7/1/46	2,668,001	2,642,888
3.5000%, 7/1/46	541,496	533,812
3.0000%, 10/1/46	2,518,147	2,413,231
3.5000%, 10/1/46	3,106,198	3,059,494
3.0000%, 12/1/46	4,542,789	4,353,427
3.5000%, 2/1/47	1,953,138	1,926,237
3.0000%, 9/1/47	4,530,046	4,341,244
3.5000%, 9/1/47	2,183,282	2,153,592
3.5000%, 9/1/47	617,266	607,940

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 10/1/47	$1,778,180	$1,751,037
3.5000%, 11/1/47	707,393	696,849
3.5000%, 12/1/47	2,553,619	2,520,872
3.5000%, 12/1/47	507,130	500,720
3.5000%, 2/1/48	246,922	243,314
3.5000%, 2/1/48	242,511	239,157
3.5000%, 3/1/48	4,001,433	3,945,149
3.5000%, 3/1/48	471,616	464,370
4.0000%, 3/1/48	590,737	598,618
4.0000%, 4/1/48	2,568,073	2,594,504
4.0000%, 4/1/48	689,458	698,401
4.0000%, 5/1/48	2,363,411	2,388,003
4.0000%, 5/1/48	1,248,555	1,261,405
4.0000%, 6/1/48	2,810,692	2,839,793
4.0000%, 6/1/48	600,872	607,078
4.5000%, 7/1/48	1,047,510	1,081,916
4.0000%, 8/1/48	5,766,871	5,826,226
4.0000%, 8/1/48	2,531,706	2,569,399
4.5000%, 8/1/48	7,005,831	7,238,709
4.5000%, 8/1/48	616,307	636,551
		66,642,036
Ginnie Mae I Pool:
4.5000%, 9/15/40	448,134	468,671
4.5000%, 5/15/41	387,924	404,598
4.0000%, 1/15/45	2,508,174	2,568,580
4.5000%, 8/15/46	2,859,915	2,991,994
4.0000%, 7/15/47	1,556,463	1,583,379
4.0000%, 8/15/47	329,010	334,694
4.0000%, 11/15/47	483,321	493,135
4.0000%, 12/15/47	644,030	657,111
		9,502,162
Ginnie Mae II Pool:
4.0000%, 8/20/47	253,581	259,659
4.0000%, 8/20/47	66,788	68,389
4.0000%, 8/20/47	46,095	47,200
4.5000%, 5/20/48	1,198,873	1,250,801
4.5000%, 5/20/48	286,625	299,040
5.0000%, 7/20/48	5,324,549	5,575,068
4.5000%, 8/20/48	2,398,758	2,481,894
5.0000%, 9/20/48	2,446,000	2,557,692
		12,539,743
Total Mortgage-Backed Securities (cost $169,338,934)		165,758,272
United States Treasury Notes/Bonds – 14.1%
2.6250%, 8/31/20	4,188,900	4,174,010
2.7500%, 5/31/23	3,195,000	3,169,041
2.6250%, 3/31/25	1,025,000	1,002,138
2.7500%, 2/15/28	3,218,000	3,138,430
2.8750%, 8/15/28	17,977,500	17,705,029
3.6250%, 2/15/44	1,689,000	1,813,366
3.0000%, 5/15/47	2,702,000	2,601,097
2.7500%, 8/15/47	5,270,000	4,823,903
2.7500%, 11/15/47	14,053,000	12,856,848
3.0000%, 2/15/48	5,679,000	5,462,932
3.1250%, 5/15/48	6,763,500	6,670,238
3.0000%, 8/15/48	28,001,000	26,897,137
Total United States Treasury Notes/Bonds (cost $91,066,382)		90,314,169
Investment Companies – 1.3%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº,£	1,144,115	1,144,115
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£	7,049,000	7,049,000
Total Investment Companies (cost $8,193,115)		8,193,115
Total Investments (total cost $647,364,873) – 100.2%		641,457,853
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,511,652)
Net Assets – 100%		$639,946,201

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$590,959,461	92.1%
Cayman Islands	34,237,509	5.3
Canada	4,654,809	0.7
Germany	3,236,927	0.5
United Kingdom	3,134,420	0.5
Israel	2,953,168	0.5
Switzerland	1,705,194	0.3
South Africa	311,849	0.1
Ireland	264,516	0.0

Total	$641,457,853	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 1.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	$1,366∆	$-	$-	$1,144,115
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	577,263	-	-	7,049,000
Total Affiliated Investments - 1.3%	$578,629	$-	$-	$8,193,115

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 1.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	-	46,152,305	(45,008,190)	1,144,115
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	45,272,152	400,140,896	(438,364,048)	7,049,000

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2018 is $137,035,802, which represents 21.4% of net assets.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Schedule of Investments.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

#	Loaned security; a portion of the security is on loan at September 30, 2018.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 3.2158%, 11/25/50	11/29/17	$414,000	$413,007	0.1%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 3.0158%, 11/25/50	11/29/17 - 03/23/18	2,069,255	2,062,847	0.3
Moffett Towers Phase II, ICE LIBOR USD 1 Month + 2.8000%, 4.9590%, 6/15/21	06/25/18 - 09/07/18	2,225,916	2,222,058	0.3
Total		$4,709,171	$4,697,912	0.7%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$100,619,753	$-
Bank Loans and Mezzanine Loans	-	30,703,554	-
Corporate Bonds	-	245,868,990	-
Mortgage-Backed Securities	-	165,758,272	-
United States Treasury Notes/Bonds	-	90,314,169	-
Investment Companies	-	8,193,115	-
Total Assets	$-	$641,457,853	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Flexible Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of September 30, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Portfolio may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash

Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Forty Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares		Value
Common Stocks – 98.1%
Aerospace & Defense – 2.4%
Boeing Co	55,135	$20,504,707
Automobiles – 0.4%
Tesla Inc*	11,774	3,117,402
Banks – 3.2%
Bank of America Corp	547,203	16,120,600
Citigroup Inc	156,991	11,262,534
		27,383,134
Biotechnology – 3.6%
Celgene Corp*	181,154	16,211,472
Regeneron Pharmaceuticals Inc*	37,272	15,059,379
		31,270,851
Capital Markets – 5.0%
Charles Schwab Corp	361,578	17,771,559
Intercontinental Exchange Inc	342,267	25,632,376
		43,403,935
Chemicals – 4.1%
Air Products & Chemicals Inc	88,213	14,735,982
Sherwin-Williams Co	45,567	20,742,554
		35,478,536
Construction Materials – 0.8%
Vulcan Materials Co	61,911	6,884,503
Electronic Equipment, Instruments & Components – 1.1%
TE Connectivity Ltd	113,223	9,955,698
Equity Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp	112,448	16,338,694
Health Care Equipment & Supplies – 6.9%
Boston Scientific Corp*	638,021	24,563,809
Edwards Lifesciences Corp*	67,033	11,670,445
Intuitive Surgical Inc*	41,356	23,738,344
		59,972,598
Health Care Providers & Services – 2.1%
Humana Inc	54,017	18,285,835
Hotels, Restaurants & Leisure – 2.2%
Starbucks Corp	337,145	19,163,322
Information Technology Services – 8.1%
Mastercard Inc	251,687	56,028,043
Pagseguro Digital Ltd*	166,628	4,610,597
PayPal Holdings Inc*	109,249	9,596,432
		70,235,072
Internet & Direct Marketing Retail – 8.1%
Amazon.com Inc*	29,054	58,195,162
Netflix Inc*	32,596	12,195,142
		70,390,304
Internet Software & Services – 9.6%
Alibaba Group Holding Ltd (ADR)*	105,770	17,426,665
Alphabet Inc - Class C*	42,549	50,780,955
Facebook Inc*	94,876	15,603,307
		83,810,927
Media – 0.9%
Live Nation Entertainment Inc*	151,779	8,267,402
Pharmaceuticals – 5.8%
Allergan PLC	99,199	18,895,426
Merck & Co Inc	190,494	13,513,644
Nektar Therapeutics*	63,224	3,854,135
Zoetis Inc	150,402	13,770,807
		50,034,012
Professional Services – 1.2%
CoStar Group Inc*	25,550	10,752,462
Road & Rail – 2.6%
Union Pacific Corp	136,535	22,231,994
Semiconductor & Semiconductor Equipment – 7.0%
ASML Holding NV	121,726	22,886,923
NVIDIA Corp	58,357	16,399,484
Texas Instruments Inc	202,508	21,727,083
		61,013,490
Software – 14.6%
Activision Blizzard Inc	152,980	12,726,406
Adobe Systems Inc*	57,194	15,439,520

Shares		Value
Common Stocks – (continued)
Software – (continued)
Microsoft Corp	480,336	$54,936,028
salesforce.com Inc*	275,957	43,885,442
		126,987,396
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc	154,346	34,842,066
Textiles, Apparel & Luxury Goods – 2.5%
NIKE Inc	252,646	21,404,169
Total Common Stocks (cost $535,042,505)		851,728,509
Investment Companies – 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£ (cost $23,060,431)	23,060,431	23,060,431
Total Investments (total cost $558,102,936) – 100.8%		874,788,940
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(6,649,174)
Net Assets – 100%		$868,139,766

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$829,864,755	94.9%
Netherlands	22,886,923	2.6
China	17,426,665	2.0
Brazil	4,610,597	0.5

Total	$874,788,940	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	$298,797	$-	$-	$23,060,431

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	38,903,503	134,344,928	(150,188,000)	23,060,431

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$851,728,509	$-	$-
Investment Companies	-	23,060,431	-
Total Assets	$851,728,509	$23,060,431	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Forty Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares		Value
Common Stocks – 99.2%
Aerospace & Defense – 3.9%
Boeing Co	17,789	$6,615,729
L3 Technologies Inc	37,615	7,997,701
Safran SA	106,759	14,959,149
		29,572,579
Airlines – 1.4%
Ryanair Holdings PLC (ADR)*	55,874	5,366,139
United Continental Holdings Inc*	61,012	5,433,729
		10,799,868
Automobiles – 1.0%
Isuzu Motors Ltd	464,900	7,329,541
Banks – 7.6%
BNP Paribas SA	85,583	5,236,917
CaixaBank SA	1,018,525	4,656,317
China Construction Bank Corp	5,185,000	4,530,640
HDFC Bank Ltd	291,882	8,078,224
ING Groep NV	368,922	4,789,904
JPMorgan Chase & Co	127,273	14,361,485
Mitsubishi UFJ Financial Group Inc	933,700	5,828,228
Wells Fargo & Co	201,739	10,603,402
		58,085,117
Beverages – 4.0%
Coca-Cola Co	325,692	15,043,713
Monster Beverage Corp*	111,523	6,499,560
Pernod Ricard SA	54,462	8,933,690
		30,476,963
Biotechnology – 2.7%
Celgene Corp*	48,755	4,363,085
Neurocrine Biosciences Inc*	60,486	7,436,754
Shire PLC	150,823	9,087,629
		20,887,468
Capital Markets – 3.9%
Blackstone Group LP	152,933	5,823,689
Intercontinental Exchange Inc	94,671	7,089,911
London Stock Exchange Group PLC	103,535	6,187,759
TD Ameritrade Holding Corp	135,607	7,164,118
UBS Group AG*	233,520	3,689,664
		29,955,141
Chemicals – 1.9%
Air Products & Chemicals Inc	44,983	7,514,410
Shin-Etsu Chemical Co Ltd	74,600	6,609,586
		14,123,996
Construction Materials – 0.6%
Vulcan Materials Co	41,216	4,583,219
Consumer Finance – 0.9%
Synchrony Financial	228,565	7,103,800
Electrical Equipment – 0.7%
Sensata Technologies Holding PLC*	114,740	5,685,367
Electronic Equipment, Instruments & Components – 2.5%
Amphenol Corp	41,152	3,869,111
Flex Ltd*	374,174	4,909,163
Hexagon AB	76,437	4,482,680
Keyence Corp	10,400	6,040,423
		19,301,377
Energy Equipment & Services – 0.6%
Halliburton Co	117,957	4,780,797
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp	36,303	5,274,826
Invitation Homes Inc	221,106	5,065,538
		10,340,364
Health Care Equipment & Supplies – 1.1%
Boston Scientific Corp*	215,362	8,291,437
Health Care Providers & Services – 1.8%
Humana Inc	20,784	7,035,800
UnitedHealth Group Inc	24,184	6,433,911
		13,469,711
Hotels, Restaurants & Leisure – 3.4%
McDonald's Corp	49,899	8,347,604
Merlin Entertainments PLC	1,048,559	5,471,408

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Norwegian Cruise Line Holdings Ltd*	90,915	$5,221,248
Starbucks Corp	124,827	7,095,167
		26,135,427
Household Durables – 0.8%
Sony Corp	99,300	6,089,118
Independent Power and Renewable Electricity Producers – 1.3%
NRG Energy Inc	271,577	10,156,980
Industrial Conglomerates – 1.1%
Siemens AG	62,603	8,019,056
Information Technology Services – 4.3%
Amdocs Ltd	97,507	6,433,512
Mastercard Inc	61,214	13,626,849
Visa Inc	86,798	13,027,512
		33,087,873
Insurance – 3.3%
AIA Group Ltd	1,154,000	10,304,756
Progressive Corp	148,024	10,515,625
Prudential PLC	190,898	4,377,265
		25,197,646
Internet & Direct Marketing Retail – 4.0%
Amazon.com Inc*	11,118	22,269,354
Booking Holdings Inc*	3,033	6,017,472
Ctrip.com International Ltd (ADR)*	63,021	2,342,491
		30,629,317
Internet Software & Services – 5.6%
Alibaba Group Holding Ltd (ADR)*	48,849	8,048,361
Alphabet Inc - Class C*	19,870	23,714,249
GoDaddy Inc*	58,203	4,853,548
MercadoLibre Inc	8,620	2,934,851
Tencent Holdings Ltd	83,700	3,455,823
		43,006,832
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc	31,901	7,786,396
Machinery – 2.6%
Illinois Tool Works Inc	46,001	6,491,661
Parker-Hannifin Corp	43,013	7,911,381
SMC Corp/Japan	16,300	5,217,148
		19,620,190
Media – 0.5%
Grupo Televisa SAB (ADR)	208,920	3,706,241
Metals & Mining – 1.4%
Rio Tinto PLC	121,068	6,121,717
Teck Resources Ltd	195,739	4,718,045
		10,839,762
Multi-Utilities – 0.5%
National Grid PLC	372,891	3,845,830
Oil, Gas & Consumable Fuels – 6.9%
Anadarko Petroleum Corp	109,332	7,370,070
Cabot Oil & Gas Corp	210,571	4,742,059
Canadian Natural Resources Ltd	178,696	5,838,925
Enterprise Products Partners LP	321,597	9,239,482
Occidental Petroleum Corp	76,524	6,287,977
Suncor Energy Inc	253,026	9,791,901
TOTAL SA#	146,467	9,494,680
		52,765,094
Personal Products – 2.6%
Estee Lauder Cos Inc	62,403	9,068,404
Unilever NV	188,763	10,510,816
		19,579,220
Pharmaceuticals – 6.7%
AstraZeneca PLC	117,225	9,109,556
Bristol-Myers Squibb Co	117,935	7,321,405
Eli Lilly & Co	88,981	9,548,551
Jazz Pharmaceuticals PLC*	28,273	4,753,539
Merck & Co Inc	126,725	8,989,872
Mylan NV*	109,906	4,022,560
Sanofi	80,412	7,146,904
		50,892,387
Road & Rail – 1.1%
CSX Corp	108,285	8,018,504
Semiconductor & Semiconductor Equipment – 4.3%
ASML Holding NV	57,248	10,693,294
Microchip Technology Inc	51,008	4,025,041

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd	1,099,000	$9,449,003
Texas Instruments Inc	78,352	8,406,386
		32,573,724
Software – 6.7%
Activision Blizzard Inc	118,769	9,880,393
Adobe Systems Inc*	37,697	10,176,305
Constellation Software Inc/Canada	4,037	2,969,125
salesforce.com Inc*	66,964	10,649,285
SS&C Technologies Holdings Inc	116,173	6,602,112
Ultimate Software Group Inc*	32,983	10,626,793
		50,904,013
Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co Ltd	126,450	5,295,828
Textiles, Apparel & Luxury Goods – 1.8%
Cie Financiere Richemont SA	68,843	5,614,108
NIKE Inc	96,163	8,146,929
		13,761,037
Tobacco – 1.5%
British American Tobacco PLC	241,472	11,279,959
Trading Companies & Distributors – 1.1%
Ferguson PLC	95,045	8,069,672
Total Common Stocks (cost $561,316,719)		756,046,851
Investment Companies – 0%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº,£ (cost $7,155)	7,155	7,155
Total Investments (total cost $561,323,874) – 99.2%		756,054,006
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		5,714,836
Net Assets – 100%		$761,768,842

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$470,331,635	62.2%
United Kingdom	63,550,795	8.4
France	45,771,340	6.1
Japan	37,114,044	4.9
Netherlands	25,994,014	3.4
Canada	23,317,996	3.1
China	18,377,315	2.4
Hong Kong	10,304,756	1.4
Taiwan	9,449,003	1.2
Switzerland	9,303,772	1.2
India	8,078,224	1.1
Germany	8,019,056	1.1
Ireland	5,366,139	0.7
South Korea	5,295,828	0.7
Spain	4,656,317	0.6
Sweden	4,482,680	0.6
Mexico	3,706,241	0.5
Brazil	2,934,851	0.4

Total	$756,054,006	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 0.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	$9,819∆	$-	$-	$7,155

Investment Companies - 0.0%
Money Markets - N/A
Janus Cash Liquidity Fund LLC, %ºº	-	-	-	-
Total Affiliated Investments - 0.0%	$9,819	$-	$-	$7,155

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 0.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	-	9,984,421	(9,977,266)	7,155
Money Markets - N/A
Janus Cash Liquidity Fund LLC, %ºº	5,533,376	70,729,963	(76,263,339)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

#	Loaned security; a portion of the security is on loan at September 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$756,046,851	$-	$-
Investment Companies	-	7,155	-
Total Assets	$756,046,851	$7,155	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Global Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)

Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $234,366,002 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities (also known as “A Shares”).Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities (also known as “A Shares”).

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Technology Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares		Value
Common Stocks – 98.9%
Aerospace & Defense – 0.5%
Axon Enterprise Inc*	31,678	$2,167,726
Automobiles – 0.4%
BYD Co Ltd	292,500	2,099,989
Communications Equipment – 0.9%
CommScope Holding Co Inc*	95,430	2,935,427
Switch Inc	133,780	1,444,824
		4,380,251
Diversified Telecommunication Services – 0.2%
China Tower Corp Ltd (144A)*	4,880,000	710,689
Electronic Equipment, Instruments & Components – 6.1%
Amphenol Corp	122,413	11,509,270
Cognex Corp	40,421	2,256,300
Flex Ltd*	387,427	5,083,042
National Instruments Corp	93,444	4,516,149
TE Connectivity Ltd	70,325	6,183,677
		29,548,438
Equity Real Estate Investment Trusts (REITs) – 3.4%
American Tower Corp	47,354	6,880,536
Crown Castle International Corp	38,659	4,303,906
Equinix Inc	12,412	5,373,031
		16,557,473
Household Durables – 1.5%
Sony Corp	116,600	7,149,961
Information Technology Services – 5.5%
Amdocs Ltd	72,550	4,786,849
Black Knight Inc*	45,262	2,351,361
Gartner Inc*	75,020	11,890,670
InterXion Holding NV*	35,310	2,376,363
Worldpay Inc*	52,956	5,340,182
		26,745,425
Internet & Direct Marketing Retail – 7.2%
Amazon.com Inc*	8,363	16,751,089
Booking Holdings Inc*	2,826	5,606,784
Ctrip.com International Ltd (ADR)*	78,859	2,931,189
Farfetch Ltd*	66,587	1,813,164
MakeMyTrip Ltd*	54,129	1,485,841
Netflix Inc*	16,084	6,017,507
		34,605,574
Internet Software & Services – 19.9%
Alibaba Group Holding Ltd (ADR)*	80,507	13,264,333
Alphabet Inc - Class C*	24,927	29,749,627
Baozun Inc (ADR)*,#	20,458	993,850
Care.com Inc*	54,454	1,203,978
ChannelAdvisor Corp*	83,822	1,043,584
Coupa Software Inc*	27,622	2,184,900
Etsy Inc*	106,840	5,489,439
Facebook Inc*	59,440	9,775,502
GoDaddy Inc*	28,838	2,404,801
HUYA Inc*,#	38,600	910,188
Instructure Inc*	37,696	1,334,438
MercadoLibre Inc	14,909	5,076,067
Okta Inc*	81,624	5,743,065
Tencent Holdings Ltd	375,100	15,487,209
Zillow Group Inc - Class C*	27,194	1,203,335
		95,864,316
Media – 5.2%
Cable One Inc	3,997	3,531,789
CBS Corp	71,922	4,131,919
Liberty Broadband Corp*	41,489	3,497,523
Liberty Media Corp-Liberty Formula One*	74,154	2,757,787
Twenty-First Century Fox Inc - Class A	133,553	6,187,511
Walt Disney Co	43,619	5,100,806
		25,207,335
Professional Services – 1.0%
CoStar Group Inc*	11,590	4,877,536
Real Estate Management & Development – 0.2%
Redfin Corp*,#	62,497	1,168,694

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 14.0%
ASML Holding NV	45,958	$8,584,446
Lam Research Corp	52,601	7,979,572
Microchip Technology Inc	149,494	11,796,572
Micron Technology Inc*	52,888	2,392,124
NVIDIA Corp	15,150	4,257,453
ON Semiconductor Corp*	119,208	2,197,003
Taiwan Semiconductor Manufacturing Co Ltd	1,450,000	12,466,837
Texas Instruments Inc	99,091	10,631,473
Xilinx Inc	90,160	7,228,127
		67,533,607
Software – 28.5%
Activision Blizzard Inc	135,326	11,257,770
Adobe Systems Inc*	48,774	13,166,541
Atlassian Corp PLC*	24,239	2,330,337
Autodesk Inc*	16,963	2,648,094
Blackbaud Inc	17,981	1,824,712
Cadence Design Systems Inc*	146,954	6,659,955
Constellation Software Inc/Canada	4,352	3,200,801
Guidewire Software Inc*	20,244	2,044,846
Intuit Inc	20,588	4,681,711
Microsoft Corp	263,173	30,099,096
Nexon Co Ltd*	118,000	1,542,518
Nice Ltd (ADR)*	22,729	2,601,789
Nintendo Co Ltd	7,200	2,627,746
SailPoint Technologies Holding Inc*	122,186	4,156,768
salesforce.com Inc*	101,077	16,074,275
SS&C Technologies Holdings Inc	45,521	2,586,958
Take-Two Interactive Software Inc*	12,864	1,775,103
Tyler Technologies Inc*	23,126	5,667,258
Ubisoft Entertainment SA*	32,654	3,541,371
Ultimate Software Group Inc*	28,555	9,200,135
Zendesk Inc*	139,383	9,896,193
		137,583,977
Technology Hardware, Storage & Peripherals – 4.4%
Apple Inc	53,087	11,983,859
Samsung Electronics Co Ltd	221,133	9,261,228
		21,245,087
Total Common Stocks (cost $279,040,462)		477,446,078
Preferred Stocks – 0.8%
Internet Software & Services – 0.3%
Magic Leap Inc - Series D*,¢,§	58,710	1,585,170
Software – 0.5%
Lyft Inc - Series G*,¢,§	49,290	2,334,074
Total Preferred Stocks (cost $3,151,749)		3,919,244
Investment Companies – 0.8%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº,£	2,308,675	2,308,675
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£	1,488,000	1,488,000
Total Investment Companies (cost $3,796,675)		3,796,675
Total Investments (total cost $285,988,886) – 100.5%		485,161,997
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(2,534,643)
Net Assets – 100%		$482,627,354

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$384,706,081	79.3%
China	36,397,447	7.5
Taiwan	12,466,837	2.6
Japan	11,320,225	2.3
Netherlands	10,960,809	2.3
South Korea	9,261,228	1.9
Brazil	5,076,067	1.0
France	3,541,371	0.7
Canada	3,200,801	0.7
Israel	2,601,789	0.5

Australia	2,330,337	0.5
United Kingdom	1,813,164	0.4
India	1,485,841	0.3

Total	$485,161,997	100.0%

Schedule of Securities Sold Short – (% of Net Assets)

Shares		Value
Securities Sold Short – (0.2)%
Common Stocks Sold Short – (0.2)%
Technology Hardware, Storage & Peripherals – (0.2)%
NetApp Inc	6,607	$(567,475)
Pure Storage Inc*	20,364	(528,446)
Total Securities Sold Short (proceeds $888,650)		$(1,095,921)

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
United States	$(1,095,921)	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 0.8%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	$216,656∆	$-	$-	$2,308,675
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	100,657	-	-	1,488,000
Total Affiliated Investments - 0.8%	$317,313	$-	$-	$3,796,675

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 0.8%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	6,445,130	47,619,336	(51,755,791)	2,308,675
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	6,369,964	76,877,504	(81,759,468)	1,488,000

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Japanese Yen	11/14/18	(73,582,000)	$652,317	$2,347
Barclays Capital, Inc.:

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Japanese Yen	10/11/18	(123,894,000)	$1,115,579	24,146
Citibank NA:
British Pound	10/11/18	(484,000)	635,366	4,333
British Pound	10/11/18	(895,000)	1,165,532	(1,357)
Japanese Yen	10/11/18	(162,836,000)	1,466,489	31,999

				34,975
HSBC Securities (USA), Inc.:
Japanese Yen	11/14/18	(127,640,000)	1,130,493	3,014
JPMorgan Chase & Co.:
Japanese Yen	10/11/18	(142,710,000)	1,278,429	21,237
Total				$85,719

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 5,197,330
Written options contracts, put	455

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2018 is $710,689, which represents 0.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

#	Loaned security; a portion of the security is on loan at September 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc - Series G	12/17/15-11/10/17	$1,566,579	$2,334,074	0.5%
Magic Leap Inc - Series D	10/5/17	1,585,170	1,585,170	0.3
Total		$3,151,749	$3,919,244	0.8%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$477,446,078	$-	$-
Preferred Stocks	-	-	3,919,244
Investment Companies	-	3,796,675	-
Total Investments in Securities	$477,446,078	$3,796,675	$3,919,244
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	87,076	-
Total Assets	$477,446,078	$3,883,751	$3,919,244
Liabilities
Investments In Securities Sold Short:
Common Stocks	$1,095,921	$-	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,357	-
Total Liabilities	$1,095,921	$1,357	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Global Technology Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2018.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $54,763,582 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

There were no options held at September 30, 2018.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Portfolio may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Portfolio owns or selling short a security that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolio may also engage in other short sales. The Portfolio may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Portfolio is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolio pays stock loan fees on assets borrowed from the security broker.

The Portfolio may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Unconstrained Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares/Principal/ Contract Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 4.6%
Banc of America Funding 2005-5 Trust, 5.5000%, 9/25/35	$1,787	$1,773
Banc of America Funding 2006-7 Trust,
ICE LIBOR USD 1 Month + 0.6000%, 6.0000%, 9/25/36‡	2,282	2,182
Credit Suisse First Boston Mortgage Securities Corp, 5.5000%, 12/25/34	60,594	60,038
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0000%, 3.7842%, 3/25/39‡,¤	84,583	5,034
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 3.8342%, 5/25/39‡,¤	108,548	6,856
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.3342%, 5/25/39‡,¤	168,514	12,224
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.9342%, 3/25/40‡,¤	68,649	5,553
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.3342%, 7/25/42‡,¤	45,283	7,741
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.9342%, 11/25/42‡,¤	72,767	12,151
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.9342%, 7/25/43‡,¤	81,944	9,582
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 5.6000%, 3.3842%, 5/25/45‡,¤	121,888	13,911
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.0500%, 3.8916%, 4/15/39‡,¤	68,205	4,588
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.3916%, 3/15/41‡,¤	3,754	306
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.3916%, 5/15/42‡,¤	22,850	3,446
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.9916%, 12/15/44‡,¤	102,132	16,203
Government National Mortgage Association, 3.5000%, 12/20/39¤	55,028	3,637
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.6000%, 4.4348%, 12/20/39‡,¤	34,404	3,158
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.6500%, 3.4848%, 10/20/45‡,¤	41,186	5,024
MASTR Alternative Loan Trust 2004-6, 6.0000%, 7/25/34	18,149	18,562
Morgan Stanley Mortgage Loan Trust 2006-2, 5.7500%, 2/25/36	110,936	111,044
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $339,868)		303,013
Corporate Bonds – 67.5%
Banking – 16.6%
ABN AMRO Bank NV, 1.8000%, 9/20/19	200,000	197,447
Ally Financial Inc, 3.2500%, 11/5/18	10,000	9,996
Ally Financial Inc, 8.0000%, 12/31/18	150,000	151,500
Ally Financial Inc, 3.5000%, 1/27/19	44,000	44,000
Bank of Montreal, 1.7500%, 9/11/19	56,000	55,408
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 2.7970%, 4/13/21‡	11,000	11,044
Capital One Bank USA NA, 2.2500%, 2/13/19	48,000	47,907
JPMorgan Chase & Co, 2.2500%, 1/23/20	37,000	36,620
Morgan Stanley, 2.5000%, 1/24/19	52,000	51,971
Morgan Stanley, ICE LIBOR USD 3 Month + 0.7400%, 3.0871%, 7/23/19‡	4,000	4,019
PNC Bank NA, 2.5000%, 1/22/21	250,000	245,490
Synchrony Financial, 3.0000%, 8/15/19	236,000	235,524
		1,090,926
Basic Industry – 0.2%
Nutrien Ltd, 6.7500%, 1/15/19	5,000	5,059
Packaging Corp of America, 2.4500%, 12/15/20	11,000	10,786
		15,845
Brokerage – 3.3%
Charles Schwab Corp, 3.8500%, 5/21/25	29,000	29,198
Jefferies Group LLC, 8.5000%, 7/15/19	179,000	186,491
		215,689
Capital Goods – 1.1%
Ingersoll-Rand Global Holding Co Ltd, 2.9000%, 2/21/21	21,000	20,753
Martin Marietta Materials Inc,
ICE LIBOR USD 3 Month + 0.5000%, 2.8375%, 12/20/19‡	12,000	12,030
Stanley Black & Decker Inc, 2.4510%, 11/17/18	38,000	37,983
		70,766
Communications – 11.4%
AT&T Inc, 2.3000%, 3/11/19	11,000	10,983
AT&T Inc, 5.8750%, 10/1/19	34,000	34,965
Comcast Corp, 5.1500%, 3/1/20	61,000	62,714
Comcast Corp, 3.1500%, 3/1/26	19,000	17,931
CSC Holdings LLC, 8.6250%, 2/15/19	23,000	23,345
Hughes Satellite Systems Corp, 6.5000%, 6/15/19	204,000	208,106
RELX Capital Inc, 8.6250%, 1/15/19	151,000	153,369
Sprint Communications Inc, 9.0000%, 11/15/18 (144A)	107,000	107,663
Time Warner Cable LLC, 8.2500%, 4/1/19	123,000	126,145
		745,221
Consumer Cyclical – 11.9%
Cresud SACIF y A, 6.5000%, 2/16/23	27,462	27,452
Daimler Finance North America LLC,
ICE LIBOR USD 3 Month + 0.4500%, 2.7596%, 2/22/21 (144A)‡	150,000	150,075
Ford Motor Credit Co LLC, 2.3750%, 3/12/19	112,000	111,741

Shares/Principal/ Contract Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
General Motors Co, ICE LIBOR USD 3 Month + 0.8000%, 3.1430%, 8/7/20‡	$11,000	$11,037
General Motors Financial Co Inc, 2.4000%, 5/9/19	23,000	22,940
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 0.8500%, 3.1886%, 4/9/21‡	22,000	22,084
Hyundai Capital America, 2.5500%, 2/6/19	250,000	249,633
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.8200%, 3.1543%, 3/12/21 (144A)‡	22,000	22,013
Lennar Corp, 4.5000%, 11/15/19	12,000	12,090
Macquarie Infrastructure Corp, 2.8750%, 7/15/19	11,000	10,888
Toll Brothers Finance Corp, 4.0000%, 12/31/18	139,000	138,889
		778,842
Consumer Non-Cyclical – 4.0%
Allergan Funding SCS, 2.4500%, 6/15/19	16,000	15,947
Conagra Brands Inc, ICE LIBOR USD 3 Month + 0.5000%, 2.8306%, 10/9/20‡	22,000	21,951
CVS Health Corp, ICE LIBOR USD 3 Month + 0.6300%, 2.9571%, 3/9/20‡	22,000	22,113
CVS Health Corp, ICE LIBOR USD 3 Month + 0.7200%, 3.0471%, 3/9/21‡	22,000	22,173
Express Scripts Holding Co, 2.2500%, 6/15/19	71,000	70,673
Shire Acquisitions Investments Ireland DAC, 1.9000%, 9/23/19	41,000	40,563
Teva Pharmaceutical Finance Netherlands III BV, 1.7000%, 7/19/19	73,000	71,814
		265,234
Electric – 0.2%
Dominion Energy Inc, 1.6000%, 8/15/19	16,000	15,816
Energy – 9.2%
DCP Midstream Operating LP, 2.7000%, 4/1/19	24,000	23,940
Kinder Morgan Energy Partners LP, 2.6500%, 2/1/19	575,000	574,509
Plains All American Pipeline LP / PAA Finance Corp, 2.6000%, 12/15/19	3,000	2,977
		601,426
Finance Companies – 0.4%
Aircastle Ltd, 6.2500%, 12/1/19	19,000	19,596
International Lease Finance Corp, 6.2500%, 5/15/19	9,000	9,175
		28,771
Financial Institutions – 3.0%
LeasePlan Corp NV, 2.8750%, 1/22/19 (144A)	200,000	199,849
Natural Gas – 0.3%
WGL Holdings Inc, ICE LIBOR USD 3 Month + 0.4000%, 2.7173%, 11/29/19‡	22,000	22,006
Owned No Guarantee – 3.1%
ICBCIL Finance Co Ltd, 2.6000%, 11/13/18 (144A)	200,000	199,958
Technology – 2.6%
CA Inc, 5.3750%, 12/1/19	16,000	16,354
Dell International LLC / EMC Corp, 3.4800%, 6/1/19 (144A)	30,000	30,076
Hewlett Packard Enterprise Co, 2.1000%, 10/4/19 (144A)	12,000	11,883
Seagate HDD Cayman, 3.7500%, 11/15/18	112,000	111,967
		170,280
Transportation – 0.2%
American Airlines Group Inc, 5.5000%, 10/1/19 (144A)	12,000	12,165
Total Corporate Bonds (cost $4,441,414)		4,432,794
Foreign Government Bonds – 6.8%
Argentina Treasury Bill, 0%, 10/12/18◊	125,000	124,858
Argentina Treasury Bill, 0%, 11/30/18◊	135,000	134,105
Argentina Treasury Bill, 0%, 1/25/19◊	39,992	39,528
Provincia de Buenos Aires/Argentina, 5.7500%, 6/15/19 (144A)	150,000	148,500
Total Foreign Government Bonds (cost $447,923)		446,991
Common Stocks – 14.5%
Health Care Providers & Services – 13.5%
Aetna Inc	3,305	670,255
Express Scripts Holding Co*	2,292	217,763
		888,018
Mortgage Real Estate Investment Trusts (REITs) – 1.0%
AGNC Investment Corp	1,713	31,913
Annaly Capital Management Inc	3,091	31,621
		63,534
Total Common Stocks (cost $897,554)		951,552
Investment Companies – 3.7%
Closed-End Funds – 2.4%
Duff & Phelps Global Utility Income Fund Inc	559	8,111
Nuveen Build America Bond Fund	2,582	51,640
Nuveen Build America Bond Opportunity Fund	1,877	40,862
Nuveen Preferred & Income Opportunities Fund	1,598	14,813
Reaves Utility Income Fund	1,330	40,778
		156,204

Shares/Principal/ Contract Amounts		Value
Investment Companies – (continued)
Exchange-Traded Funds (ETFs) – 1.3%
iShares US Preferred Stock	2,211	$82,094
Total Investment Companies (cost $249,317)		238,298
Exchange-Traded Purchased Options – Calls – 0%
10-Year US Treasury,
Notional amount $831,469, premiums paid $123, unrealized depreciation $(123), exercise price $122.00, expires 10/26/18*	7	0
10-Year US Treasury,
Notional amount $475,125, premiums paid $71, unrealized depreciation $(8), exercise price $121.50, expires 10/26/18*	4	63
Gold 100 oz,
Notional amount $239,240, premiums paid $26, unrealized depreciation $(6), exercise price $1415.00, expires 10/25/18*	2	20
Gold 100 oz,
Notional amount $239,240, premiums paid $26, unrealized depreciation $(6), exercise price $1435.00, expires 10/25/18*	2	20
Total Exchange-Traded Purchased Options – Calls (premiums paid $246, unrealized depreciation $(143))		103
Exchange-Traded Purchased Options – Puts – 0%
10-Year US Treasury,
Notional amount $(831,469), premiums paid $124, unrealized depreciation $(15), exercise price $116.00, expires 10/26/18*	7	109
Gold 100 oz,
Notional amount $(478,480), premiums paid $70, unrealized depreciation $(30), exercise price $985.00, expires 10/25/18*	2	40
Total Exchange-Traded Purchased Options – Puts (premiums paid $194, unrealized depreciation $(45))		149
OTC Purchased Options – Puts – 0%
Counterparty/Reference Asset
BNP Paribas:
JPY Currency,
Notional amount $445,802, premiums paid $18, unrealized depreciation $(12), exercise price $104.00, expires 10/22/18*	445,802	6
Citibank:
EUR Currency,
Notional amount $(445,802), premiums paid $21, unrealized appreciation $28, exercise price $1.10, expires 10/22/18*	445,802	49
GBP Currency,
Notional amount $(445,802), premiums paid $26, unrealized appreciation $60, exercise price $1.21, expires 10/22/18*	445,802	86
Total OTC Purchased Options – Puts (premiums paid $65, unrealized appreciation $76)		141
OTC Purchased Swaptions – Buy Protection – 0%(continued)
Counterparty/Reference AssetCounterparty/Reference Asset
JP Morgan:
CDX NA.HY.S30, Credit Default Swap maturing 6/20/23,
Notional $898,000, premiums paid $90, unrealized depreciation $(41), fixed rate 5.0000%, exercise price $101.00, expires 10/17/18*	898,000	49
CDX NA.HY.S30, Credit Default Swap maturing 6/20/23,
Notional amount $903,000, premiums paid $90, unrealized depreciation $(76), fixed rate 5.0000%, exercise price $99.50, expires 10/17/18*	903,000	14
Total OTC Purchased Swaptions – Buy Protection (premiums paid $180, unrealized appreciation $117)		63
Total Investments (total cost $6,376,761) – 97.1%		6,373,104
Cash, Receivables and Other Assets, net of Liabilities – 2.9%		192,502
Net Assets – 100%		$6,565,606

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,854,497	76.2%
Argentina	474,443	7.5
Netherlands	397,296	6.2
China	199,958	3.1
United Kingdom	153,455	2.4
Germany	150,124	2.4
Israel	71,814	1.1
Canada	71,511	1.1
Japan	6	0.0

Total	$6,373,104	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank NA:
Brazilian Real	10/10/18	200,006	$(28,052)	$21,445
JPMorgan Chase & Co.:
Brazilian Real	10/10/18	(200,006)	60,432	10,935
Total				$32,380

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
S&P 500 E-mini	1	12/21/18	$145,950	$(1,294)	$(444)
Futures Sold:
Euro-Bobl	16	12/6/18	(2,427,676)	(6,324)	(6,130)
Euro-Bund	7	12/6/18	(1,290,376)	(2,608)	(5,932)
Total - Futures Sold				(8,932)	(12,062)
Total				$(10,226)	$(12,506)

Schedule of Exchange-Traded Purchased Options with Variation Margin
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Purchased Call Options:
Euro-Bobl Future	7	134.50	EUR	10/26/18	$1,062,108	$-	$-
Euro-Bund Future	7	163.00	EUR	10/26/18	1,290,376	244	244
Total						$244	$244

Schedule of Exchange-Traded Written Options
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
10-Year US Treasury	11	119.00	USD	10/26/18	$(1,306,594)	$3,743	$305	$(3,438)
Gold 100 oz	4	1,220.00	USD	10/25/18	(478,480)	1,810	210	(1,600)
Total - Written Call Options						5,553	515	(5,038)
Written Put Options:
10-Year US Treasury	7	118.00	USD	10/26/18		752	(232)	(984)
Gold 100 oz	4	1,180.00	USD	10/25/18	478,480	2,109	(51)	(2,160)
Total - Written Put Options						2,861	(283)	(3,144)
Total – Exchange-Traded Written Options						$8,414	$232	$(8,182)

Schedule of Exchange-Traded Written Options with Variation Margin
Description	Number of Contracts	Exercise Price	Expiration Date		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Written Call Options:
Euro-Bobl Future	7	130.50	EUR	10/26/18	$(1,062,108)	$(1,626)	$(1,554)
Euro-Bund Future	7	159.00	EUR	10/26/18	(1,290,376)	(3,008)	(2,763)
Total						$(4,634)	$(4,317)

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
JPMorgan Chase & Co.:
CDX NA.HY.S30.V1	Credit Default Swap, maturing 06/20/23, fixed rate 5%, payment frequency: Quarterly	106.75	USD	10/17/18	$1,801,000	$(3,510)	$2,220	$(1,289)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.HY.S30, Fixed Rate of 5.00%, Paid Quarterly	6/20/23	834,000	USD	$(150,670)	$(14,077)	$(162,398)

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Outstanding Swap Contracts, at Value Asset/(Liability)

BNP Paribas:

Foreign Government Bonds

People's Republic of China, Fixed Rate 1.00% Paid Quarterly	A+	3/20/20	500,000	USD	$1,824	$4,506	$6,330

Citigroup Global Markets:

Foreign Government Bonds

People's Republic of China, Fixed Rate 1.00% Paid Quarterly	A+	3/20/20	250,000	USD	1,918	1,247	3,165

Goldman Sachs International:

Foreign Government Bonds

Republic of Indonesia, Fixed Rate 1.00% Paid Quarterly	Not Rated	3/20/20	250,000	USD	(4,339)	6,411	2,072
Total					$(597)	$12,164	$11,567
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)

If a credit event occurs, the notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2018

Market Value(a)
Credit default swaps, long	$ 13,391
Credit default swaps, short	(148,651)
Forward foreign currency exchange contracts, purchased	173,743
Forward foreign currency exchange contracts, sold	324,036
Futures contracts, purchased	6,092,813
Futures contracts, sold	5,182,253
Interest rate swaps, long	8
Purchased options contracts, call	6,120
Purchased options contracts, put	227
Purchased swaption contracts, call	34
Purchased swaption contracts, put	125
Written options contracts, call	1,913
Written options contracts, put	1,588
Written swaption contracts, call	11,902
Written swaption contracts, put	7,923

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2018 is $882,182, which represents 13.4% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$303,013	$-
Corporate Bonds	-	4,432,794	-
Foreign Government Bonds	-	446,991	-
Common Stocks	951,552	-	-
Investment Companies	238,298	-	-

Exchange Traded Purchased Options – Calls	-	103	-
Exchange Traded Purchased Options – Puts	-	149	-
OTC Purchased Options – Puts	-	141	-
OTC Purchased Swaptions – Buy Protection	-	63	-
Total Investments in Securities	$1,189,850	$5,183,254	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	32,380	-
Outstanding Swap Contracts, at Value	-	11,567	-
Variation Margin Receivable	244	-	-
Total Assets	$1,190,094	$5,227,201	$-
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$8,182	$-
Swaptions Written, at Value	-	1,289	-
Variation Margin Payable	179,221	-	-
Total Liabilities	$179,221	$9,471	$-
(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Global Unconstrained Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to maximize total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital  Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Commodity-Linked Investments

The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Portfolio purchased futures on equity indices to increase exposure to equity risk.

During the period, the Portfolio sold futures on equity indices to decrease exposure to equity risk.

During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Portfolio purchased commodity futures to increase exposure to commodity risk.

During the period, the Portfolio sold commodity futures to decrease exposure to commodity risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased call options on various equity indices or equity index futures for the purpose of increasing exposure to broad equity risk.

During the period, the Portfolio purchased put options on various equity index futures for the purpose of decreasing exposure to broad equity risk.

During the period, the Portfolio purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period, the Portfolio purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the period, the Portfolio purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

During the period, the Portfolio purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio purchased put options on bond futures in order to reduce interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio purchased call and put options on commodity futures for the purpose of hedging exposure to commodity risk and/or generating income.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote call options on foreign exchange rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote put options on foreign exchange rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.

During the period, the Portfolio wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.

Options on Swap Contracts (Swaptions)

The Portfolio may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Portfolio’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Portfolio's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Portfolio may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Portfolio to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Portfolio to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Portfolio to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Portfolio to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased credit default receiver swaptions (call) and sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices.

During the period, the Portfolio purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.

During the period, the Portfolio sold credit default receiver swaptions (call) in order to gain credit market volatility exposure and to reduce credit exposure.

During the period, the Portfolio sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.

Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.

The Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

As a buyer of credit protection, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and potentially received no benefit from the contract.

If the Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Portfolio may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Portfolio’s total return. Single-name CDS enable the Portfolio to buy or sell protection against a credit event of a specific issuer. When the Portfolio buys a single-name CDS, the Portfolio will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Portfolio to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name

CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Portfolio.

The Portfolio may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.

During the period, the Portfolio purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

During the period, the Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The Portfolio’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

During the period, the Portfolio entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Portfolio benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

There were no interest rate swaps held at September 30, 2018.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Exchange-Traded Funds

The Portfolio may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount.

When the Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Portfolio may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Portfolio is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings.

In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares or Principal Amounts		Value
Common Stocks – 95.6%
Aerospace & Defense – 1.8%
BWX Technologies Inc	33,916	$2,121,107
Auto Components – 2.1%
Aptiv PLC	15,602	1,309,008
Delphi Technologies PLC	37,929	1,189,453
		2,498,461
Banks – 9.9%
Citizens Financial Group Inc	41,596	1,604,358
First Horizon National Corp	171,151	2,954,066
Investors Bancorp Inc	113,410	1,391,541
M&T Bank Corp	11,087	1,824,255
Prosperity Bancshares Inc	27,515	1,908,165
Sterling Bancorp/DE	90,337	1,987,414
		11,669,799
Building Products – 0.6%
Allegion PLC	8,258	747,927
Capital Markets – 1.8%
Affiliated Managers Group Inc	6,598	902,079
Invesco Ltd	54,746	1,252,589
		2,154,668
Chemicals – 8.4%
Axalta Coating Systems Ltd*	80,402	2,344,522
NewMarket Corp	6,032	2,446,036
Nutrien Ltd	29,933	1,727,134
Valvoline Inc	69,855	1,502,581
WR Grace & Co	25,913	1,851,743
		9,872,016
Commercial Services & Supplies – 1.5%
Waste Connections Inc	21,713	1,732,046
Consumer Finance – 0.7%
Discover Financial Services	10,666	815,416
Containers & Packaging – 5.3%
Crown Holdings Inc*	69,254	3,324,192
Graphic Packaging Holding Co	211,022	2,956,418
		6,280,610
Distributors – 1.4%
LKQ Corp*	53,668	1,699,666
Electric Utilities – 4.7%
Alliant Energy Corp	51,049	2,173,156
Evergy Inc	61,312	3,367,255
		5,540,411
Electrical Equipment – 2.0%
AMETEK Inc	12,550	992,956
Generac Holdings Inc*	24,149	1,362,245
		2,355,201
Electronic Equipment, Instruments & Components – 1.5%
Avnet Inc	38,944	1,743,523
Energy Equipment & Services – 0.7%
Apergy Corp*	18,604	810,390
Equity Real Estate Investment Trusts (REITs) – 11.4%
Equity Commonwealth*	106,039	3,402,792
Equity LifeStyle Properties Inc	37,947	3,659,988
Lamar Advertising Co	41,142	3,200,848
Mid-America Apartment Communities Inc	18,437	1,847,019
Weyerhaeuser Co	38,710	1,249,172
		13,359,819
Food & Staples Retailing – 2.7%
Casey's General Stores Inc	24,681	3,186,564
Food Products – 2.7%
Conagra Brands Inc	42,527	1,444,642
Lamb Weston Holdings Inc	26,688	1,777,421
		3,222,063
Health Care Providers & Services – 2.5%
Laboratory Corp of America Holdings*	16,752	2,909,487
Health Care Technology – 0.7%
Cerner Corp*	12,874	829,214
Hotels, Restaurants & Leisure – 1.5%
Cedar Fair LP	33,529	1,746,190

Shares or Principal Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – 1.5%
Carlisle Cos Inc	14,658	$1,785,344
Information Technology Services – 1.4%
Total System Services Inc	16,060	1,585,764
Insurance – 9.0%
Axis Capital Holdings Ltd	31,022	1,790,280
Hartford Financial Services Group Inc	52,568	2,626,297
RenaissanceRe Holdings Ltd	21,864	2,920,593
Torchmark Corp	36,867	3,196,000
		10,533,170
Life Sciences Tools & Services – 1.1%
Agilent Technologies Inc	17,449	1,230,853
Machinery – 4.7%
Donaldson Co Inc	31,704	1,847,075
Lincoln Electric Holdings Inc	15,591	1,456,823
Trinity Industries Inc	60,739	2,225,477
		5,529,375
Metals & Mining – 1.4%
Compass Minerals International Inc	24,605	1,653,456
Oil, Gas & Consumable Fuels – 5.7%
Cimarex Energy Co	29,258	2,719,239
Gulfport Energy Corp*	120,218	1,251,469
Noble Energy Inc	87,265	2,721,795
		6,692,503
Professional Services – 1.5%
Dun & Bradstreet Corp	12,449	1,774,107
Road & Rail – 1.5%
Knight-Swift Transportation Holdings Inc	51,399	1,772,238
Software – 2.2%
Check Point Software Technologies Ltd*	13,384	1,574,895
Synopsys Inc*	10,583	1,043,590
		2,618,485
Specialty Retail – 0.7%
O'Reilly Automotive Inc*	2,279	791,542
Trading Companies & Distributors – 1.0%
GATX Corp	12,902	1,117,184
Total Common Stocks (cost $94,351,631)		112,378,599
Repurchase Agreements – 4.4%
Undivided interest of 5.6% in a joint repurchase agreement (principal amount $90,700,000 with a maturity value of $90,716,628) with ING Financial Markets LLC, 2.2000%, dated 9/28/18, maturing 10/1/18 to be repurchased at $5,100,935 collateralized by $92,927,700 in U.S. Treasuries 0.7500% - 3.0000%, 7/15/19 - 2/15/48 with a value of $92,530,996 (cost $5,100,000)	$5,100,000	5,100,000
Total Investments (total cost $99,451,631) – 100.0%		117,478,599
Cash, Receivables and Other Assets, net of Liabilities – 0%		22,649
Net Assets – 100%		$117,501,248

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$114,176,570	97.2%
Canada	1,727,134	1.5
Israel	1,574,895	1.3

Total	$117,478,599	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$112,378,599	$-	$-
Repurchase Agreements	-	5,100,000	-
Total Assets	$112,378,599	$5,100,000	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Mid Cap Value Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares		Value
Common Stocks – 98.6%
Aerospace & Defense – 5.1%
Safran SA	268,622	$37,639,512
Banks – 14.4%
BNP Paribas SA	498,548	30,506,693
CaixaBank SA	813,857	3,720,651
China Construction Bank Corp	23,383,000	20,432,009
ING Groep NV	1,370,065	17,788,260
Mitsubishi UFJ Financial Group Inc	4,179,100	26,086,266
Permanent TSB Group Holdings PLC*	3,507,426	8,693,237
		107,227,116
Beverages – 5.6%
Diageo PLC	707,847	25,081,919
Heineken NV	180,372	16,910,660
		41,992,579
Biotechnology – 3.7%
BeiGene Ltd (ADR)*	12,674	2,182,716
Galapagos NV*	18,541	2,096,894
Shire PLC	381,580	22,991,570
		27,271,180
Chemicals – 1.3%
Shin-Etsu Chemical Co Ltd	111,200	9,852,359
Diversified Telecommunication Services – 2.8%
Nippon Telegraph & Telephone Corp	465,100	21,011,384
Electronic Equipment, Instruments & Components – 1.4%
Keyence Corp	17,700	10,280,335
Hotels, Restaurants & Leisure – 3.4%
GVC Holdings PLC	1,572,619	18,824,127
Merlin Entertainments PLC	1,223,286	6,383,138
		25,207,265
Household Durables – 3.2%
Sony Corp	393,000	24,098,926
Industrial Conglomerates – 1.5%
Siemens AG	86,605	11,093,564
Insurance – 8.9%
AIA Group Ltd	2,865,000	25,583,298
NN Group NV	357,139	15,933,192
Sony Financial Holdings Inc	1,134,700	25,011,345
		66,527,835
Internet & Direct Marketing Retail – 2.5%
Ctrip.com International Ltd (ADR)*	229,020	8,512,673
MakeMyTrip Ltd*	381,658	10,476,512
		18,989,185
Internet Software & Services – 7.7%
Alibaba Group Holding Ltd (ADR)*	218,116	35,936,792
Tencent Holdings Ltd	509,800	21,048,731
		56,985,523
Metals & Mining – 7.7%
ArcelorMittal	301,137	9,369,017
Hindustan Zinc Ltd	3,692,019	14,735,986
Rio Tinto Ltd	390,769	22,242,514
Teck Resources Ltd	453,782	10,937,850
		57,285,367
Oil, Gas & Consumable Fuels – 6.3%
Canadian Natural Resources Ltd	789,124	25,772,790
TOTAL SA#	320,508	20,776,836
		46,549,626
Pharmaceuticals – 5.1%
AstraZeneca PLC	116,947	9,087,953
Indivior PLC*	1,256,251	3,014,812
Novartis AG	95,778	8,240,228
Sanofi	197,303	17,536,008
		37,879,001
Real Estate Management & Development – 0.9%
Leopalace21 Corp	1,192,300	6,643,714
Road & Rail – 1.0%
Container Corp of India Ltd	839,398	7,266,309
Semiconductor & Semiconductor Equipment – 5.5%
ASML Holding NV	140,924	26,323,046

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd	1,670,000	$14,358,357
		40,681,403
Specialty Retail – 1.4%
Industria de Diseno Textil SA	337,575	10,232,277
Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co Ltd	296,253	12,407,314
Textiles, Apparel & Luxury Goods – 3.4%
Cie Financiere Richemont SA	125,168	10,207,380
Samsonite International SA*	3,978,300	14,738,397
		24,945,777
Thrifts & Mortgage Finance – 1.0%
LIC Housing Finance Ltd	1,297,714	7,473,057
Trading Companies & Distributors – 2.9%
Ferguson PLC	251,847	21,382,740
Water Utilities – 0.2%
Cia de Saneamento do Parana	140,130	1,438,049
Total Common Stocks (cost $587,051,832)		732,361,397
Investment Companies – 2.6%
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº,£	13,827,966	13,827,966
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£	5,780,004	5,780,004
Total Investment Companies (cost $19,607,970)		19,607,970
Total Investments (total cost $606,659,802) – 101.2%		751,969,367
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(8,999,419)
Net Assets – 100%		$742,969,948

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$122,984,329	16.3%
France	115,828,066	15.4
United Kingdom	106,766,259	14.2
China	85,930,205	11.4
Netherlands	76,955,158	10.2
Hong Kong	40,321,695	5.4
India	39,951,864	5.3
Canada	36,710,640	4.9
Australia	22,242,514	3.0
United States	21,790,686	2.9
Switzerland	18,447,608	2.4
Taiwan	14,358,357	1.9
Spain	13,952,928	1.9
South Korea	12,407,314	1.6
Germany	11,093,564	1.5
Ireland	8,693,237	1.2
Belgium	2,096,894	0.3
Brazil	1,438,049	0.2

Total	$751,969,367	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 2.6%
Investments Purchased with Cash Collateral from Securities Lending - 1.8%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	$83,524∆	$-	$-	$13,827,966
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	77,419	-	-	5,780,004
Total Affiliated Investments - 2.6%	$160,943	$-	$-	$19,607,970

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 2.6%
Investments Purchased with Cash Collateral from Securities Lending - 1.8%
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	-	97,867,046	(84,039,080)	13,827,966
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	5,519,619	92,096,299	(91,835,914)	5,780,004

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2018

Market Value
Purchased options contracts, put	$ 558,158

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

#	Loaned security; a portion of the security is on loan at September 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$732,361,397	$-	$-
Investment Companies	-	19,607,970	-
Total Assets	$732,361,397	$19,607,970	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Overseas Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $602,986,870 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased put options on various equity securities for the purpose of decreasing exposure to individual equity risk.

There were no options held at September 30, 2018.

Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital

has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares		Value
Common Stocks – 98.6%
Aerospace & Defense – 2.5%
Boeing Co	17,737	$6,596,390
L3 Technologies Inc	33,494	7,121,494
		13,717,884
Airlines – 0.6%
United Continental Holdings Inc*	39,574	3,524,461
Auto Components – 0.8%
Aptiv PLC	55,630	4,667,357
Beverages – 2.6%
Coca-Cola Co	225,070	10,395,983
Monster Beverage Corp*	66,310	3,864,547
		14,260,530
Biotechnology – 3.9%
AnaptysBio Inc*	31,475	3,140,261
Celgene Corp*	59,996	5,369,042
Gilead Sciences Inc	7,608	587,414
Global Blood Therapeutics Inc*	17,897	680,086
Insmed Inc*	73,559	1,487,363
Neurocrine Biosciences Inc*	44,214	5,436,111
Regeneron Pharmaceuticals Inc*	11,466	4,632,723
Sarepta Therapeutics Inc*	2,852	460,627
		21,793,627
Building Products – 0.7%
AO Smith Corp	70,522	3,763,759
Capital Markets – 2.3%
Blackstone Group LP	45,624	1,737,362
CME Group Inc	17,954	3,055,950
Intercontinental Exchange Inc	50,438	3,777,302
TD Ameritrade Holding Corp	80,332	4,243,940
		12,814,554
Chemicals – 2.0%
Air Products & Chemicals Inc	34,767	5,807,827
Sherwin-Williams Co	12,206	5,556,293
		11,364,120
Construction Materials – 0.6%
Vulcan Materials Co	29,671	3,299,415
Consumer Finance – 0.5%
Synchrony Financial	97,639	3,034,620
Containers & Packaging – 1.2%
Ball Corp	145,208	6,387,700
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings Inc*	47,914	2,972,105
Electrical Equipment – 0.6%
Sensata Technologies Holding PLC*	71,909	3,563,091
Electronic Equipment, Instruments & Components – 1.4%
Cognex Corp	64,659	3,609,265
Flex Ltd*	320,216	4,201,234
		7,810,499
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp	48,015	6,976,580
Invitation Homes Inc	67,151	1,538,429
		8,515,009
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp*	181,208	6,976,508
DexCom Inc*	1,493	213,559
		7,190,067
Health Care Providers & Services – 2.8%
Humana Inc	23,550	7,972,146
UnitedHealth Group Inc	28,855	7,676,584
		15,648,730
Health Care Technology – 0.5%
athenahealth Inc*	22,314	2,981,150
Hotels, Restaurants & Leisure – 4.4%
Aramark	94,910	4,083,028
Dunkin' Brands Group Inc	26,510	1,954,317
McDonald's Corp	33,611	5,622,784
Norwegian Cruise Line Holdings Ltd*	89,456	5,137,458
Starbucks Corp	132,308	7,520,387
		24,317,974

Shares		Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.4%
NRG Energy Inc	51,858	$1,939,489
Information Technology Services – 8.2%
Amdocs Ltd	62,710	4,137,606
Gartner Inc*	57,416	9,100,436
Mastercard Inc	58,675	13,061,642
Visa Inc	100,987	15,157,139
Worldpay Inc*	43,419	4,397,042
		45,853,865
Insurance – 1.2%
Progressive Corp	95,397	6,777,003
Internet & Direct Marketing Retail – 8.3%
Amazon.com Inc*	17,910	35,873,730
Booking Holdings Inc*	3,641	7,223,744
Wayfair Inc*	22,226	3,282,113
		46,379,587
Internet Software & Services – 8.7%
Alphabet Inc - Class C*	30,699	36,638,336
Facebook Inc*	52,885	8,697,467
GoDaddy Inc*	38,126	3,179,327
		48,515,130
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	21,551	5,260,168
Machinery – 2.5%
Illinois Tool Works Inc	46,262	6,528,494
Parker-Hannifin Corp	40,144	7,383,686
		13,912,180
Media – 1.9%
Discovery Inc*	67,954	2,010,079
Liberty Broadband Corp*	53,634	4,521,346
Liberty Media Corp-Liberty Formula One*	110,847	4,122,400
		10,653,825
Oil, Gas & Consumable Fuels – 0.6%
Anadarko Petroleum Corp	25,396	1,711,944
Enterprise Products Partners LP	48,254	1,386,337
		3,098,281
Personal Products – 0.9%
Estee Lauder Cos Inc	36,047	5,238,350
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co	96,064	5,963,653
Elanco Animal Health Inc*	8,589	299,670
Eli Lilly & Co	62,368	6,692,710
Merck & Co Inc	71,782	5,092,215
Mylan NV*	63,305	2,316,963
		20,365,211
Professional Services – 1.4%
CoStar Group Inc*	10,493	4,415,874
Verisk Analytics Inc*	27,187	3,277,393
		7,693,267
Road & Rail – 1.3%
CSX Corp	93,951	6,957,072
Semiconductor & Semiconductor Equipment – 6.2%
Lam Research Corp	40,511	6,145,519
Microchip Technology Inc	74,544	5,882,267
NVIDIA Corp	41,181	11,572,685
Texas Instruments Inc	101,744	10,916,114
		34,516,585
Software – 12.9%
Activision Blizzard Inc	104,832	8,720,974
Adobe Systems Inc*	42,933	11,589,763
Autodesk Inc*	19,435	3,033,998
Microsoft Corp	203,192	23,239,069
salesforce.com Inc*	66,948	10,646,741
SS&C Technologies Holdings Inc	55,567	3,157,873
Tyler Technologies Inc*	20,655	5,061,714
Ultimate Software Group Inc*	20,745	6,683,832
		72,133,964
Specialty Retail – 0.4%
Tractor Supply Co	26,673	2,424,042
Technology Hardware, Storage & Peripherals – 4.5%
Apple Inc	111,841	25,246,987
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc	95,888	8,123,631

Shares		Value
Common Stocks – (continued)
Tobacco – 1.9%
Altria Group Inc	175,407	$10,578,796
Trading Companies & Distributors – 0.5%
Fastenal Co	48,487	2,813,216
Total Common Stocks (cost $369,779,269)		550,107,301
Preferred Stocks – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III LP*,¢,§ (cost $35,020)	442,372	32,603
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£ (cost $3,665,000)	3,665,000	3,665,000
Total Investments (total cost $373,479,289) – 99.3%		553,804,904
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		4,179,068
Net Assets – 100%		$557,983,972

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	$21,148	$-	$-	$3,665,000

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	6,311,000	51,747,639	(54,393,639)	3,665,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III LP	10/8/16	$35,020	$32,603	0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$550,107,301	$-	$-
Preferred Stocks	-	-	32,603
Investment Companies	-	3,665,000	-
Total Assets	$550,107,301	$3,665,000	$32,603

Organization and Significant Accounting Policies

Janus Henderson VIT Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

September 30, 2018

Shares		Value
Common Stocks – 99.1%
Aerospace & Defense – 4.6%
Boeing Co	4,300	$1,599,170
General Dynamics Corp	15,200	3,111,744
Harris Corp	49,200	8,325,132
L3 Technologies Inc	15,700	3,338,134
Lockheed Martin Corp	42,400	14,668,704
Northrop Grumman Corp	24,000	7,616,880
Raytheon Co	48,900	10,105,674
Rockwell Collins Inc	8,500	1,193,995
Textron Inc	10,900	779,023
United Technologies Corp	3,700	517,297
		51,255,753
Air Freight & Logistics – 1.9%
CH Robinson Worldwide Inc	116,900	11,446,848
Expeditors International of Washington Inc	130,300	9,580,959
		21,027,807
Airlines – 0.1%
United Continental Holdings Inc*	16,200	1,442,772
Auto Components – 0%
Aptiv PLC	3,900	327,210
Automobiles – 0%
General Motors Co	15,900	535,353
Banks – 3.2%
Bank of America Corp	8,400	247,464
BB&T Corp	15,900	771,786
Citizens Financial Group Inc	138,600	5,345,802
Comerica Inc	10,400	938,080
Fifth Third Bancorp	122,400	3,417,408
Huntington Bancshares Inc/OH	40,200	599,784
JPMorgan Chase & Co	22,000	2,482,480
KeyCorp	63,500	1,263,015
M&T Bank Corp	38,294	6,300,895
People's United Financial Inc	320,500	5,486,960
PNC Financial Services Group Inc	39,400	5,365,886
Regions Financial Corp	77,700	1,425,795
SunTrust Banks Inc	13,600	908,344
US Bancorp	9,900	522,819
Zions Bancorporation	20,900	1,048,135
		36,124,653
Beverages – 1.6%
Brown-Forman Corp	21,500	1,086,825
Coca-Cola Co	63,800	2,946,922
Constellation Brands Inc	8,000	1,724,960
PepsiCo Inc	106,400	11,895,520
		17,654,227
Biotechnology – 0.2%
Alexion Pharmaceuticals Inc*	6,100	847,961
Celgene Corp*	7,200	644,328
Gilead Sciences Inc	7,300	563,633
		2,055,922
Capital Markets – 3.4%
Bank of New York Mellon Corp	51,500	2,625,985
Cboe Global Markets Inc	16,100	1,544,956
CME Group Inc	107,000	18,212,470
E*TRADE Financial Corp*	35,000	1,833,650
Intercontinental Exchange Inc	138,510	10,373,014
Moody's Corp	700	117,040
MSCI Inc	5,400	958,014
Nasdaq Inc	9,400	806,520
Northern Trust Corp	6,500	663,845
S&P Global Inc	3,700	722,943
State Street Corp	1,200	100,536
T Rowe Price Group Inc	800	87,344
		38,046,317
Chemicals – 0.9%
CF Industries Holdings Inc	35,900	1,954,396
DowDuPont Inc	6,924	445,283
Eastman Chemical Co	5,400	516,888
Ecolab Inc	7,700	1,207,206

Shares		Value
Common Stocks – (continued)
Chemicals – (continued)
International Flavors & Fragrances Inc	3,800	$528,656
LyondellBasell Industries NV	2,200	225,522
Praxair Inc	14,200	2,282,366
Sherwin-Williams Co	5,400	2,458,134
		9,618,451
Commercial Services & Supplies – 1.2%
Republic Services Inc	142,000	10,317,720
Waste Management Inc	31,000	2,801,160
		13,118,880
Communications Equipment – 0.6%
Cisco Systems Inc	3,300	160,545
F5 Networks Inc*	14,200	2,831,764
Motorola Solutions Inc	24,400	3,175,416
		6,167,725
Construction & Engineering – 0%
Fluor Corp	6,000	348,600
Containers & Packaging – 0.2%
Avery Dennison Corp	18,900	2,047,815
Packaging Corp of America	1,200	131,628
		2,179,443
Diversified Consumer Services – 0.3%
H&R Block Inc	134,600	3,465,950
Diversified Financial Services – 0.3%
Berkshire Hathaway Inc*	16,000	3,425,760
Diversified Telecommunication Services – 1.3%
AT&T Inc	390,291	13,105,972
Verizon Communications Inc	33,500	1,788,565
		14,894,537
Electric Utilities – 8.2%
Alliant Energy Corp	27,400	1,166,418
American Electric Power Co Inc	5,300	375,664
Duke Energy Corp	131,200	10,498,624
Edison International	45,900	3,106,512
Entergy Corp	37,500	3,042,375
Evergy Inc	48,300	2,652,636
Exelon Corp	34,000	1,484,440
FirstEnergy Corp	22,100	821,457
NextEra Energy Inc	22,100	3,703,960
PG&E Corp*	54,900	2,525,949
Pinnacle West Capital Corp	20,200	1,599,436
PPL Corp	10,100	295,526
Southern Co	1,221,400	53,253,040
Xcel Energy Inc	160,200	7,563,042
		92,089,079
Electrical Equipment – 0%
AMETEK Inc	4,500	356,040
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp	12,600	1,184,652
FLIR Systems Inc	20,300	1,247,841
		2,432,493
Energy Equipment & Services – 0.8%
Baker Hughes a GE Co	13,500	456,705
Halliburton Co	9,900	401,247
Helmerich & Payne Inc	9,600	660,192
National Oilwell Varco Inc	19,400	835,752
Schlumberger Ltd	7,200	438,624
TechnipFMC PLC	202,100	6,315,625
		9,108,145
Equity Real Estate Investment Trusts (REITs) – 2.2%
Alexandria Real Estate Equities Inc	3,400	427,686
American Tower Corp	6,400	929,920
Apartment Investment & Management Co	9,900	436,887
AvalonBay Communities Inc	24,200	4,383,830
Crown Castle International Corp	3,800	423,054
Duke Realty Corp	60,400	1,713,548
Equinix Inc	1,500	649,335
Equity Residential	8,700	576,462
Essex Property Trust Inc	15,400	3,799,334
Extra Space Storage Inc	27,600	2,391,264
HCP Inc	96,900	2,550,408
Iron Mountain Inc	9,900	341,748
Mid-America Apartment Communities Inc	6,100	611,098
Public Storage	10,700	2,157,441

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
SBA Communications Corp*	5,900	$947,717
Simon Property Group Inc	4,100	724,675
SL Green Realty Corp	3,400	331,602
UDR Inc	9,400	380,042
Ventas Inc	6,800	369,784
Vornado Realty Trust	8,300	605,900
Welltower Inc	8,600	553,152
		25,304,887
Food & Staples Retailing – 3.5%
Kroger Co	13,300	387,163
Sysco Corp	139,800	10,240,350
Walmart Inc	303,400	28,492,294
		39,119,807
Food Products – 8.3%
Archer-Daniels-Midland Co	14,500	728,915
Conagra Brands Inc	345,800	11,746,826
General Mills Inc	808,700	34,709,404
Hershey Co	145,700	14,861,400
Hormel Foods Corp	9,900	390,060
JM Smucker Co	19,200	1,970,112
Kellogg Co	371,800	26,033,436
Tyson Foods Inc	55,900	3,327,727
		93,767,880
Health Care Equipment & Supplies – 3.0%
ABIOMED Inc*	1,100	494,725
Baxter International Inc	12,000	925,080
Becton Dickinson and Co	44,423	11,594,403
Boston Scientific Corp*	16,300	627,550
Cooper Cos Inc	5,000	1,385,750
Edwards Lifesciences Corp*	4,800	835,680
Intuitive Surgical Inc*	27,600	15,842,400
Medtronic PLC	7,700	757,449
Varian Medical Systems Inc*	9,500	1,063,335
Zimmer Biomet Holdings Inc	5,800	762,526
		34,288,898
Health Care Providers & Services – 6.5%
Aetna Inc	40,864	8,289,262
AmerisourceBergen Corp	68,600	6,326,292
Anthem Inc	8,200	2,247,210
Centene Corp*	13,700	1,983,486
Cigna Corp	55,300	11,516,225
DaVita Inc*	28,300	2,027,129
Envision Healthcare Corp*	47,700	2,181,321
HCA Healthcare Inc	6,900	959,928
Humana Inc	59,200	20,040,384
Laboratory Corp of America Holdings*	83,900	14,571,752
McKesson Corp	4,700	623,455
UnitedHealth Group Inc	5,200	1,383,408
Universal Health Services Inc	8,900	1,137,776
		73,287,628
Hotels, Restaurants & Leisure – 4.3%
Carnival Corp	10,500	669,585
Chipotle Mexican Grill Inc*	6,600	2,999,832
Darden Restaurants Inc	81,800	9,095,342
Marriott International Inc/MD	1,000	132,030
McDonald's Corp	184,300	30,831,547
Starbucks Corp	9,100	517,244
Wynn Resorts Ltd	28,700	3,646,622
		47,892,202
Household Durables – 0.2%
DR Horton Inc	11,700	493,506
Garmin Ltd	28,800	2,017,440
		2,510,946
Household Products – 9.9%
Clorox Co	132,800	19,974,448
Colgate-Palmolive Co	81,500	5,456,425
Kimberly-Clark Corp	290,600	33,023,784
Procter & Gamble Co	642,800	53,500,244
		111,954,901
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp/VA	52,600	736,400
NRG Energy Inc	51,900	1,941,060
		2,677,460

Shares		Value
Common Stocks – (continued)
Information Technology Services – 1.1%
Accenture PLC	6,200	$1,055,240
Cognizant Technology Solutions Corp	8,200	632,630
DXC Technology Co	8,700	813,624
Fidelity National Information Services Inc	9,300	1,014,351
International Business Machines Corp	4,800	725,808
Mastercard Inc	13,500	3,005,235
PayPal Holdings Inc*	13,500	1,185,840
Total System Services Inc	20,800	2,053,792
Visa Inc	11,800	1,771,062
		12,257,582
Insurance – 2.1%
Aflac Inc	21,000	988,470
Allstate Corp	10,100	996,870
American International Group Inc	1,300	69,212
Aon PLC	41,100	6,320,358
Arthur J Gallagher & Co	400	29,776
Assurant Inc	8,900	960,755
Everest Re Group Ltd	10,800	2,467,476
Hartford Financial Services Group Inc	56,000	2,797,760
Loews Corp	59,900	3,008,777
Marsh & McLennan Cos Inc	12,000	992,640
Progressive Corp	56,600	4,020,864
Torchmark Corp	7,800	676,182
Willis Towers Watson PLC	2,300	324,162
		23,653,302
Internet & Direct Marketing Retail – 0.9%
Amazon.com Inc*	600	1,201,800
Booking Holdings Inc*	300	595,200
Expedia Group Inc	21,500	2,805,320
Netflix Inc*	8,800	3,292,344
TripAdvisor Inc*	37,500	1,915,125
		9,809,789
Internet Software & Services – 0.4%
Akamai Technologies Inc*	20,200	1,477,630
eBay Inc*	14,900	491,998
Facebook Inc*	4,500	740,070
Twitter Inc*	12,300	350,058
VeriSign Inc*	6,800	1,088,816
		4,148,572
Leisure Products – 0.6%
Hasbro Inc	57,700	6,065,424
Mattel Inc*	31,400	492,980
		6,558,404
Life Sciences Tools & Services – 0.7%
Illumina Inc*	21,100	7,744,966
IQVIA Holdings Inc*	1,200	155,688
Waters Corp*	2,600	506,168
		8,406,822
Machinery – 0.7%
Deere & Co	44,500	6,689,685
Fortive Corp	2,200	185,240
Xylem Inc/NY	12,800	1,022,336
		7,897,261
Media – 0.6%
CBS Corp	13,800	792,810
Interpublic Group of Cos Inc	23,100	528,297
Omnicom Group Inc	7,600	516,952
Twenty-First Century Fox Inc - Class A	26,000	1,204,580
Twenty-First Century Fox Inc - Class B	59,600	2,730,872
Walt Disney Co	4,800	561,312
		6,334,823
Metals & Mining – 0.9%
Freeport-McMoRan Inc	8,500	118,320
Newmont Mining Corp	345,300	10,428,060
		10,546,380
Multiline Retail – 1.2%
Dollar General Corp	13,800	1,508,340
Dollar Tree Inc*	7,700	627,935
Kohl's Corp	8,600	641,130
Macy's Inc	13,700	475,801
Nordstrom Inc	15,700	939,017
Target Corp	101,000	8,909,210
		13,101,433

Shares		Value
Common Stocks – (continued)
Multi-Utilities – 4.6%
Ameren Corp	49,800	$3,148,356
CMS Energy Corp	21,500	1,053,500
Consolidated Edison Inc	499,200	38,034,048
Dominion Energy Inc	33,900	2,382,492
DTE Energy Co	7,400	807,562
NiSource Inc	39,800	991,816
Public Service Enterprise Group Inc	10,200	538,458
Sempra Energy	15,900	1,808,625
WEC Energy Group Inc	52,749	3,521,523
		52,286,380
Oil, Gas & Consumable Fuels – 2.4%
Anadarko Petroleum Corp	41,200	2,777,292
Andeavor	7,300	1,120,550
Cabot Oil & Gas Corp	105,800	2,382,616
Chevron Corp	7,500	917,100
Cimarex Energy Co	18,700	1,737,978
Concho Resources Inc*	19,700	3,009,175
ConocoPhillips	21,300	1,648,620
EOG Resources Inc	9,200	1,173,644
Exxon Mobil Corp	1,200	102,024
HollyFrontier Corp	13,700	957,630
Marathon Oil Corp	24,600	572,688
Marathon Petroleum Corp	7,400	591,778
Occidental Petroleum Corp	19,300	1,585,881
ONEOK Inc	11,000	745,690
Phillips 66	27,100	3,054,712
Pioneer Natural Resources Co	11,500	2,003,185
Valero Energy Corp	17,500	1,990,625
Williams Cos Inc	24,000	652,560
		27,023,748
Personal Products – 0.2%
Estee Lauder Cos Inc	16,800	2,441,376
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co	12,700	788,416
Eli Lilly & Co	66,000	7,082,460
Johnson & Johnson	281,000	38,825,770
Merck & Co Inc	17,200	1,220,168
Nektar Therapeutics*	4,100	249,936
Pfizer Inc	20,200	890,214
Zoetis Inc	5,900	540,204
		49,597,168
Professional Services – 0.4%
Robert Half International Inc	19,600	1,379,448
Verisk Analytics Inc*	23,400	2,820,870
		4,200,318
Road & Rail – 0.6%
CSX Corp	3,600	266,580
JB Hunt Transport Services Inc	18,600	2,212,284
Kansas City Southern	7,800	883,584
Norfolk Southern Corp	3,000	541,500
Union Pacific Corp	14,500	2,361,035
		6,264,983
Semiconductor & Semiconductor Equipment – 0.8%
Micron Technology Inc*	36,000	1,628,280
NVIDIA Corp	9,100	2,557,282
Qorvo Inc*	7,200	553,608
Xilinx Inc	50,100	4,016,517
		8,755,687
Software – 1.2%
Activision Blizzard Inc	10,900	906,771
Adobe Systems Inc*	2,600	701,870
Citrix Systems Inc*	10,900	1,211,644
Electronic Arts Inc*	3,400	409,666
Intuit Inc	2,000	454,800
Microsoft Corp	2,000	228,740
Red Hat Inc*	9,200	1,253,776
salesforce.com Inc*	25,800	4,102,974
Symantec Corp	200,800	4,273,024
		13,543,265
Specialty Retail – 3.2%
AutoZone Inc*	36,500	28,313,050
Best Buy Co Inc	17,600	1,396,736
O'Reilly Automotive Inc*	5,800	2,014,456

Shares		Value
Common Stocks – (continued)
Specialty Retail – (continued)
Tiffany & Co	10,500	$1,354,185
TJX Cos Inc	7,300	817,746
Ulta Beauty Inc*	9,200	2,595,504
		36,491,677
Technology Hardware, Storage & Peripherals – 1.9%
Apple Inc	77,100	17,404,554
Hewlett Packard Enterprise Co	51,700	843,227
NetApp Inc	25,700	2,207,373
Seagate Technology PLC	9,100	430,885
Western Digital Corp	10,800	632,232
		21,518,271
Textiles, Apparel & Luxury Goods – 0.6%
Michael Kors Holdings Ltd*	12,500	857,000
NIKE Inc	8,700	737,064
PVH Corp	5,400	779,760
Tapestry Inc	24,400	1,226,588
Under Armour Inc - Class C*	26,100	507,906
VF Corp	25,700	2,401,665
		6,509,983
Tobacco – 2.1%
Altria Group Inc	389,700	23,502,807
Trading Companies & Distributors – 0.4%
WW Grainger Inc	11,600	4,145,956
Water Utilities – 0%
American Water Works Co Inc	6,000	527,820
Total Common Stocks (cost $885,396,815)		1,116,003,533
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº,£ (cost $9,473,314)	9,473,314	9,473,314
Total Investments (total cost $894,870,129) – 100.0%		1,125,476,847
Cash, Receivables and Other Assets, net of Liabilities – 0%		381,846
Net Assets – 100%		$1,125,858,693

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,119,161,222	99.4%
United Kingdom	6,315,625	0.6

Total	$1,125,476,847	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/18
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	$4,235∆	$-	$-	$	N/A
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	125,642	-	-		9,473,314
Total Affiliated Investments - 0.9%	$129,877	$-	$-		$9,473,314

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 9/30/18
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.9772%ºº	1,071,250	25,193,800	(26,265,050)	-
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0479%ºº	11,015,250	81,334,064	(82,876,000)	9,473,314

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,116,003,533	$-	$-
Investment Companies	-	9,473,314	-
Total Assets	$1,116,003,533	$9,473,314	$-

Organization and Significant Accounting Policies

Janus Henderson VIT U.S. Low Volatility Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Portfolio’s named benchmark index, INTECH’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of September 30, 2018.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)
Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)
Date: November 29, 2018

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series

(Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2018